UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2012

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Balanced Fund -

Class A, Class T, Class B
and Class C

Annual Report

August 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended August 31, 2012	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	5.30%	1.02%	5.04%
Class T (incl. 3.50% sales charge)	7.54%	1.26%	5.04%
Class B (incl. contingent deferred sales charge) A	5.78%	1.04%	5.06%
Class C (incl. contingent deferred sales charge) B	9.81%	1.45%	4.85%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Balanced Fund - Class A on August 31, 2002, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks posted a strong gain for the 12 months ending August 31, 2012, overcoming losses sustained last summer and extending an uptrend that began in March 2009. The broad-based S&P 500® Index added 18.00% for the 12-month period, while the blue-chip-laden Dow Jones Industrial AverageSM and technology-heavy Nasdaq Composite® Index rose 15.86% and 20.26%, respectively. Uncertainty prevailed early on, as Greece neared insolvency and fear of debt contagion in Europe led the S&P 500® to its lowest point in more than a year, in early October. Markets reversed course that same month, and the S&P 500® rose to its largest monthly gain in two decades. Despite a rough patch in the spring, U.S. stocks pushed ahead for much of the remainder of the period, fueled by solid corporate earnings, a reviving housing market and hope for a solution in the eurozone. Elsewhere, foreign developed-markets stocks languished amid the European turmoil and as local currencies weakened versus the dollar, leaving the MSCI® EAFE® Index up just 0.10%. In the fixed-income arena, the search for yield benefited high-income securities, which returned 13.01%, according to The BofA Merrill LynchSM US High Yield Constrained Index. Higher-quality debt registered a more muted advance, with the Barclays® U.S. Aggregate Bond Index - a proxy for investment-grade debt - returning 5.78%.

Comments from Robert Stansky, Head of Fidelity's Stock Selector Large Cap Group, which manages Fidelity Advisor® Balanced Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 11.72%, 11.44%, 10.78% and 10.81%, respectively (excluding sales charges), trailing the 13.34% advance of the Fidelity Balanced 60/40 Composite IndexSM, a hypothetical blend of the total returns of the S&P 500 and the Barclays® U.S. Aggregate Bond Index, using weightings of 60% and 40%, respectively. Disappointing stock selection hurt performance, although the negative impact was modestly offset by our overweighting in equities. The fund benefited the most from our fixed-income investments, including good picks and an underweighting in investment-grade bonds, and a small out-of-index allocation to high-yield bonds. Looking at individual holdings, the biggest detractor was enterprise software firm Oracle, primarily due to positioning during the first half of the period. The stock declined sharply in December, due to concern about future earnings, and we sold it by period end. Our decision to not own telecom giant and benchmark component AT&T for nearly the entire period also detracted. We were concerned about the stock's valuation. Conversely, a sizable position in Apple was the fund's top individual contributor, as the company's iPad® tablet computer and iPhone® smartphone continued to define their respective categories, helping the stock maintain its run of strong performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Class A	.97%
Actual		$ 1,000.00	$ 1,030.00	$ 4.95
Hypothetical A		$ 1,000.00	$ 1,020.26	$ 4.93
Class T	1.18%
Actual		$ 1,000.00	$ 1,029.20	$ 6.02
Hypothetical A		$ 1,000.00	$ 1,019.20	$ 5.99
Class B	1.78%
Actual		$ 1,000.00	$ 1,025.60	$ 9.06
Hypothetical A		$ 1,000.00	$ 1,016.19	$ 9.02
Class C	1.72%
Actual		$ 1,000.00	$ 1,026.50	$ 8.76
Hypothetical A		$ 1,000.00	$ 1,016.49	$ 8.72
Institutional Class	.69%
Actual		$ 1,000.00	$ 1,031.90	$ 3.52
Hypothetical A		$ 1,000.00	$ 1,021.67	$ 3.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Fund's in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Top Five Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.7	4.2
QUALCOMM, Inc.	1.5	1.3
Microsoft Corp.	1.5	1.3
Exxon Mobil Corp.	1.5	0.9
Procter & Gamble Co.	1.3	1.5
	10.5
Top Five Bond Issuers as of August 31, 2012
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	8.8	8.7
Fannie Mae	7.8	5.3
Freddie Mac	2.5	3.0
Ginnie Mae	2.2	2.4
Wachovia Bank Commercial Mortgage Trust	0.6	0.6
	21.9
Top Five Market Sectors as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	13.7	13.3
Financials	13.3	13.2
Energy	8.5	9.0
Health Care	7.6	7.4
Consumer Staples	7.6	7.4
Asset Allocation (% of fund's net assets)
As of August 31, 2012 *		As of February 29, 2012**
	Stocks and Equity Futures 63.7%		Stocks and Equity Futures 63.4%
	Bonds 33.8%		Bonds 33.0%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Other Investments 0.2%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets (Liabilities) 2.2%		Short-Term Investments and Net Other Assets (Liabilities) 3.3%
* Foreign investments	8.9%	** Foreign investments	12.5%

Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable. A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2012

Showing Percentage of Net Assets

Common Stocks - 62.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.4%
Diversified Consumer Services - 0.0%
Weight Watchers International, Inc.	5,571	$ 266
Hotels, Restaurants & Leisure - 1.2%
Arcos Dorados Holdings, Inc.	38,585	510
Domino's Pizza, Inc.	45,680	1,619
Dunkin' Brands Group, Inc.	19,100	556
Icahn Enterprises LP rights (a)	15,231	0
McDonald's Corp.	42,263	3,782
Starbucks Corp.	60,589	3,006
Yum! Brands, Inc.	63,032	4,016
		13,489
Internet & Catalog Retail - 0.4%
Kayak Software Corp. (e)	11,301	309
Priceline.com, Inc. (a)	6,241	3,773
		4,082
Media - 2.8%
Comcast Corp. Class A	368,172	12,345
DIRECTV (a)	91,566	4,770
Legend Pictures LLC (a)(n)(o)	415	444
News Corp. Class A	272,992	6,385
Sirius XM Radio, Inc. (a)	315,961	799
The Walt Disney Co.	141,734	7,012
		31,755
Multiline Retail - 0.3%
Dollar General Corp. (a)	79,252	4,047
Specialty Retail - 1.5%
AutoZone, Inc. (a)	8,350	3,020
CarMax, Inc. (a)	14,582	446
Limited Brands, Inc.	30,637	1,489
Lowe's Companies, Inc.	223,772	6,373
TJX Companies, Inc.	121,070	5,544
		16,872
Textiles, Apparel & Luxury Goods - 0.2%
Under Armour, Inc. Class A (sub. vtg.) (a)	42,052	2,448
TOTAL CONSUMER DISCRETIONARY		72,959
CONSUMER STAPLES - 7.0%
Beverages - 2.5%
Anheuser-Busch InBev SA NV	35,526	2,989
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Coca-Cola Bottling Co. CONSOLIDATED	6,356	$ 436
Coca-Cola FEMSA SAB de CV sponsored ADR	1,662	203
Coca-Cola Icecek A/S	21,062	375
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	8,770	330
Constellation Brands, Inc. Class A (sub. vtg.) (a)	80,129	2,639
Diageo PLC sponsored ADR	26,794	2,926
Embotelladora Andina SA sponsored ADR	11,652	384
Molson Coors Brewing Co. Class B	34,091	1,518
Monster Beverage Corp. (a)	5,327	314
Pernod Ricard SA	18,696	2,015
Remy Cointreau SA (e)	9,530	1,089
The Coca-Cola Co.	362,070	13,541
		28,759
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	173,979	7,925
Drogasil SA	23,600	250
Kroger Co.	43,442	968
Safeway, Inc.	15,435	242
Wal-Mart Stores, Inc.	21,374	1,552
Walgreen Co.	20,893	747
		11,684
Food Products - 0.5%
Bunge Ltd.	18,941	1,206
Green Mountain Coffee Roasters, Inc. (a)	9,111	221
Mead Johnson Nutrition Co. Class A	7,480	549
Nestle SA	18,343	1,140
Orion Corp.	298	242
Pilgrims Pride Corp.	40,600	216
Unilever NV (NY Reg.)	55,261	1,922
		5,496
Household Products - 1.5%
Colgate-Palmolive Co.	17,723	1,884
Procter & Gamble Co.	226,011	15,186
Spectrum Brands Holdings, Inc.	11,006	405
		17,475
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.2%
L'Oreal SA	13,984	$ 1,719
Nu Skin Enterprises, Inc. Class A	15,260	633
		2,352
Tobacco - 1.3%
Altria Group, Inc.	28,682	974
British American Tobacco PLC sponsored ADR	112,154	11,747
Philip Morris International, Inc.	10,860	970
Souza Cruz SA	25,850	347
		14,038
TOTAL CONSUMER STAPLES		79,804
ENERGY - 7.0%
Energy Equipment & Services - 1.5%
Cameron International Corp. (a)	40,747	2,229
Ensco PLC Class A	45,466	2,608
Forum Energy Technologies, Inc.	18,665	442
Halliburton Co.	40,848	1,338
National Oilwell Varco, Inc.	58,172	4,584
Noble Corp.	59,574	2,272
Ocean Rig UDW, Inc. (United States)	24,844	416
Oceaneering International, Inc.	11,977	641
Oil States International, Inc. (a)	5,522	432
Schlumberger Ltd.	34,616	2,506
Vantage Drilling Co. (a)	258,600	393
		17,861
Oil, Gas & Consumable Fuels - 5.5%
Anadarko Petroleum Corp.	49,214	3,409
Apache Corp.	45,583	3,909
Cheniere Energy, Inc. (a)	10,200	151
Chevron Corp.	68,867	7,724
Cobalt International Energy, Inc. (a)	17,391	395
EQT Corp.	19,700	1,063
Exxon Mobil Corp.	197,682	17,258
Halcon Resources Corp. (o)	40,000	307
Hess Corp.	33,853	1,711
HollyFrontier Corp.	45,674	1,840
InterOil Corp. (a)(e)	16,950	1,348
Marathon Oil Corp.	111,255	3,095
Marathon Petroleum Corp.	64,938	3,361
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Noble Energy, Inc.	17,772	$ 1,562
Northern Tier Energy LP Class A	25,000	458
Occidental Petroleum Corp.	56,886	4,836
Phillips 66	20,527	862
Royal Dutch Shell PLC Class B sponsored ADR	67,412	4,866
Suncor Energy, Inc.	87,390	2,731
Williams Companies, Inc.	61,200	1,975
		62,861
TOTAL ENERGY		80,722
FINANCIALS - 9.4%
Capital Markets - 0.8%
BlackRock, Inc. Class A	16,337	2,881
E*TRADE Financial Corp. (a)	35,200	302
Evercore Partners, Inc. Class A	13,500	333
ICAP PLC	51,500	260
Invesco Ltd.	51,462	1,219
Morgan Stanley	65,700	986
State Street Corp.	31,766	1,321
TD Ameritrade Holding Corp.	50,964	872
The Blackstone Group LP	58,565	790
UBS AG	36,244	404
		9,368
Commercial Banks - 2.3%
CIT Group, Inc. (a)	39,759	1,501
Comerica, Inc.	62,194	1,910
Credit Agricole SA (a)	52,276	305
FirstMerit Corp.	18,556	291
Huntington Bancshares, Inc.	265,589	1,753
Lloyds Banking Group PLC (a)	428,900	226
M&T Bank Corp.	17,581	1,528
Synovus Financial Corp. (e)	249,205	518
U.S. Bancorp	400,736	13,389
Wells Fargo & Co.	132,466	4,508
		25,929
Consumer Finance - 1.5%
Capital One Financial Corp.	225,528	12,749
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services	20,448	$ 792
SLM Corp.	226,112	3,561
		17,102
Diversified Financial Services - 1.7%
African Bank Investments Ltd.	38,200	148
Bank of America Corp.	192,375	1,537
Citigroup, Inc.	283,848	8,433
JPMorgan Chase & Co.	256,427	9,524
NBH Holdings Corp. Class A (a)(f)	28,500	506
		20,148
Insurance - 2.0%
ACE Ltd.	27,787	2,049
Amlin PLC	110,611	677
Berkshire Hathaway, Inc.:
Class A (a)	13	1,645
Class B (a)	27,353	2,307
Fairfax Financial Holdings Ltd. (sub. vtg.)	3,900	1,468
Hartford Financial Services Group, Inc.	86,895	1,558
MetLife, Inc.	159,005	5,427
Prudential Financial, Inc.	10,000	545
The Travelers Companies, Inc.	58,532	3,789
Torchmark Corp.	27,900	1,428
Validus Holdings Ltd.	52,513	1,760
		22,653
Real Estate Investment Trusts - 0.9%
American Tower Corp.	63,610	4,478
Camden Property Trust (SBI)	17,291	1,201
Equity Lifestyle Properties, Inc.	16,510	1,135
Home Properties, Inc.	1,600	102
Japan Retail Fund Investment Corp.	191	327
Sun Communities, Inc.	15,742	721
The Macerich Co.	38,558	2,297
		10,261
Thrifts & Mortgage Finance - 0.2%
Ocwen Financial Corp. (a)	113,380	2,917
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Washington Mutual, Inc. (a)	130,000	$ 0
WMI Holdings Corp. (a)	4,454	2
		2,919
TOTAL FINANCIALS		108,380
HEALTH CARE - 7.3%
Biotechnology - 2.2%
Alexion Pharmaceuticals, Inc. (a)	7,549	809
Amgen, Inc.	109,498	9,189
Biogen Idec, Inc. (a)	28,926	4,240
BioMarin Pharmaceutical, Inc. (a)	31,705	1,184
CSL Ltd.	15,769	724
CSL Ltd. ADR	20,000	458
Gilead Sciences, Inc. (a)	116,145	6,700
Onyx Pharmaceuticals, Inc. (a)	22,385	1,610
Theravance, Inc. (a)	10,500	280
		25,194
Health Care Equipment & Supplies - 1.0%
C.R. Bard, Inc.	20,466	2,008
Covidien PLC	66,407	3,722
Edwards Lifesciences Corp. (a)	28,246	2,884
Quidel Corp. (a)	70,170	1,140
The Cooper Companies, Inc.	21,852	1,832
		11,586
Health Care Providers & Services - 1.3%
Catamaran Corp. (a)	8,791	763
CIGNA Corp.	43,378	1,985
Express Scripts Holding Co. (a)	21,438	1,342
Henry Schein, Inc. (a)	38,388	2,949
McKesson Corp.	20,110	1,752
Omnicare, Inc.	18,381	595
UnitedHealth Group, Inc.	95,354	5,178
WellPoint, Inc.	4,700	281
		14,845
Pharmaceuticals - 2.8%
Allergan, Inc.	41,348	3,561
Eli Lilly & Co.	23,000	1,033
GlaxoSmithKline PLC sponsored ADR	29,402	1,337
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	139,431	$ 6,003
Optimer Pharmaceuticals, Inc. (a)	30,900	464
Pfizer, Inc.	626,628	14,951
Sanofi SA sponsored ADR	31,409	1,286
Valeant Pharmaceuticals International, Inc. (Canada) (a)	59,082	3,025
		31,660
TOTAL HEALTH CARE		83,285
INDUSTRIALS - 6.5%
Aerospace & Defense - 1.9%
Honeywell International, Inc.	76,976	4,499
MTU Aero Engines Holdings AG	12,181	930
Precision Castparts Corp.	18,535	2,986
Raytheon Co.	38,100	2,153
Textron, Inc.	116,866	3,123
The Boeing Co.	49,815	3,557
United Technologies Corp.	60,890	4,862
		22,110
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	68,224	5,036
Building Products - 0.5%
Armstrong World Industries, Inc.	36,851	1,620
Owens Corning (a)	81,888	2,732
Quanex Building Products Corp.	52,570	920
		5,272
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)	18,937	1,733
Electrical Equipment - 0.4%
Regal-Beloit Corp.	34,878	2,374
Roper Industries, Inc.	19,452	1,999
		4,373
Industrial Conglomerates - 1.8%
Danaher Corp.	77,289	4,140
General Electric Co.	677,250	14,026
Tyco International Ltd.	44,524	2,510
		20,676
Machinery - 0.5%
Caterpillar, Inc.	11,397	973
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Cummins, Inc.	24,415	$ 2,371
Fiat Industrial SpA	36,449	367
Illinois Tool Works, Inc.	42,323	2,509
		6,220
Road & Rail - 0.7%
CSX Corp.	107,177	2,407
J.B. Hunt Transport Services, Inc.	10,800	566
Union Pacific Corp.	44,795	5,440
		8,413
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	5,300	1,092
TOTAL INDUSTRIALS		74,925
INFORMATION TECHNOLOGY - 13.4%
Communications Equipment - 2.1%
Acme Packet, Inc. (a)	47,946	915
ADTRAN, Inc.	59,373	1,205
Finisar Corp. (a)	53,182	731
Juniper Networks, Inc. (a)	150,258	2,620
NETGEAR, Inc. (a)	17,433	638
QUALCOMM, Inc.	290,277	17,840
Riverbed Technology, Inc. (a)	33,395	668
		24,617
Computers & Peripherals - 5.1%
Apple, Inc.	80,649	53,647
NetApp, Inc. (a)	8,550	295
Pegatron Corp.	100,000	126
SanDisk Corp. (a)	103,691	4,274
		58,342
Electronic Equipment & Components - 0.4%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	665,500	1,888
Jabil Circuit, Inc.	99,797	2,273
Uni-Pixel Inc. (a)	4,900	30
		4,191
Internet Software & Services - 1.0%
Dice Holdings, Inc. (a)	49,870	398
eBay, Inc. (a)	60,328	2,864
Facebook, Inc. Class A	46,257	836
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc. Class A (a)	7,624	$ 5,223
Mail.ru Group Ltd.:
GDR (f)	20,400	669
GDR (Reg. S)	10,228	335
VeriSign, Inc. (a)	18,305	873
		11,198
IT Services - 0.0%
Accenture PLC Class A	1,714	106
Semiconductors & Semiconductor Equipment - 2.3%
Analog Devices, Inc.	179,620	7,138
ARM Holdings PLC sponsored ADR	40,000	1,090
ASAT Holdings Ltd. (a)	6,352	0
ASML Holding NV	27,129	1,540
Avago Technologies Ltd.	114,265	4,179
Dialog Semiconductor PLC (a)	34,600	745
Fairchild Semiconductor International, Inc. (a)	44,693	649
International Rectifier Corp. (a)	35,933	626
Maxim Integrated Products, Inc.	64,594	1,753
Micron Technology, Inc. (a)	372,569	2,314
NXP Semiconductors NV (a)	69,217	1,614
ON Semiconductor Corp. (a)	146,177	911
PMC-Sierra, Inc. (a)	139,323	815
RF Micro Devices, Inc. (a)	265,655	996
Rubicon Technology, Inc. (a)(e)	6,648	56
Skyworks Solutions, Inc. (a)	61,746	1,881
		26,307
Software - 2.5%
Check Point Software Technologies Ltd. (a)	59,298	2,733
Citrix Systems, Inc. (a)	82,371	6,399
Microsoft Corp.	573,783	17,684
Sourcefire, Inc. (a)	18,589	965
VMware, Inc. Class A (a)	11,958	1,065
		28,846
TOTAL INFORMATION TECHNOLOGY		153,607
MATERIALS - 2.1%
Chemicals - 1.4%
Air Products & Chemicals, Inc.	36,971	3,053
E.I. du Pont de Nemours & Co.	79,174	3,939
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Eastman Chemical Co.	35,933	$ 1,986
Ecolab, Inc.	28,321	1,813
LyondellBasell Industries NV Class A	28,038	1,369
Sherwin-Williams Co.	17,199	2,461
Sigma Aldrich Corp.	22,351	1,588
		16,209
Containers & Packaging - 0.3%
Ball Corp.	38,322	1,616
Rock-Tenn Co. Class A	26,820	1,791
		3,407
Metals & Mining - 0.4%
First Quantum Minerals Ltd.	83,650	1,611
Goldcorp, Inc.	43,709	1,794
Turquoise Hill Resources Ltd. (a)	108,029	868
		4,273
TOTAL MATERIALS		23,889
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	103,190	3,781
CenturyLink, Inc.	97,243	4,109
Verizon Communications, Inc.	121,652	5,224
		13,114
Wireless Telecommunication Services - 0.3%
SBA Communications Corp. Class A (a)	24,227	1,448
Sprint Nextel Corp. (a)	494,135	2,397
		3,845
TOTAL TELECOMMUNICATION SERVICES		16,959
UTILITIES - 2.2%
Electric Utilities - 1.4%
American Electric Power Co., Inc.	22,475	966
Duke Energy Corp.	76,515	4,957
Edison International	84,135	3,684
FirstEnergy Corp.	71,884	3,141
NextEra Energy, Inc.	50,370	3,390
		16,138
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - 0.0%
ONEOK, Inc.	10,074	$ 449
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc.	13,000	277
The AES Corp.	148,655	1,693
		1,970
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	75,447	1,538
NiSource, Inc.	38,176	929
PG&E Corp.	32,248	1,400
Sempra Energy	40,850	2,704
		6,571
TOTAL UTILITIES		25,128
TOTAL COMMON STOCKS (Cost $630,170)		719,658
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Jumptap, Inc. Series G (o)	49,842	359
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	173	0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $365)		359
Nonconvertible Bonds - 7.4%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.6%
Media - 0.6%
AOL Time Warner, Inc. 7.625% 4/15/31	$ 500	680
Comcast Corp.:
3.125% 7/15/22	151	158
4.65% 7/15/42	276	295
4.95% 6/15/16	15	17
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp.: - continued
5.15% 3/1/20	$ 14	$ 17
5.7% 5/15/18	515	623
6.4% 3/1/40	25	33
6.45% 3/15/37	238	308
Discovery Communications LLC:
3.7% 6/1/15	260	279
6.35% 6/1/40	236	304
NBCUniversal Media LLC:
3.65% 4/30/15	137	147
5.15% 4/30/20	431	509
6.4% 4/30/40	309	401
News America Holdings, Inc. 7.75% 12/1/45	576	783
News America, Inc.:
6.15% 3/1/37	235	286
6.15% 2/15/41	186	229
Time Warner Cable, Inc.:
4.5% 9/15/42	290	289
6.2% 7/1/13	18	19
6.75% 7/1/18	439	549
Time Warner, Inc.:
3.15% 7/15/15	9	10
5.875% 11/15/16	12	14
6.5% 11/15/36	232	290
Viacom, Inc.:
3.5% 4/1/17	583	633
6.75% 10/5/37	105	140
		7,013
Specialty Retail - 0.0%
Staples, Inc. 7.375% 10/1/12	18	18
TOTAL CONSUMER DISCRETIONARY		7,031
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Beam, Inc.:
1.875% 5/15/17	76	78
3.25% 5/15/22	90	93
FBG Finance Ltd. 5.125% 6/15/15 (f)	23	25
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Fortune Brands, Inc.:
5.375% 1/15/16	$ 4	$ 5
5.875% 1/15/36	172	206
6.375% 6/15/14	369	404
SABMiller Holdings, Inc. 3.75% 1/15/22 (f)	285	309
		1,120
Food Products - 0.1%
Kraft Foods, Inc.:
5.375% 2/10/20	387	465
6.125% 2/1/18	416	506
6.5% 8/11/17	375	461
6.5% 2/9/40	73	101
		1,533
Tobacco - 0.3%
Altria Group, Inc.:
2.85% 8/9/22	262	261
4.25% 8/9/42	262	256
9.7% 11/10/18	962	1,381
Philip Morris International, Inc. 4.875% 5/16/13	291	300
Reynolds American, Inc.:
6.75% 6/15/17	23	28
7.25% 6/15/37	409	525
		2,751
TOTAL CONSUMER STAPLES		5,404
ENERGY - 1.3%
Energy Equipment & Services - 0.2%
DCP Midstream LLC:
4.75% 9/30/21 (f)	364	386
5.35% 3/15/20 (f)	327	359
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	371	392
5% 10/1/21	146	160
6.5% 4/1/20	24	28
Transocean, Inc.:
5.05% 12/15/16	238	264
6.375% 12/15/21	315	380
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Weatherford International Ltd.:
4.95% 10/15/13	$ 14	$ 15
5.15% 3/15/13	18	18
		2,002
Oil, Gas & Consumable Fuels - 1.1%
Anadarko Petroleum Corp.:
5.95% 9/15/16	16	19
6.375% 9/15/17	673	805
Apache Corp.:
3.25% 4/15/22	229	246
4.75% 4/15/43	243	279
Canadian Natural Resources Ltd. 5.15% 2/1/13	36	37
Duke Energy Field Services:
5.375% 10/15/15 (f)	10	11
6.45% 11/3/36 (f)	375	433
El Paso Natural Gas Co. 5.95% 4/15/17	7	8
Enbridge Energy Partners LP 4.2% 9/15/21	438	468
Encana Holdings Finance Corp. 5.8% 5/1/14	23	25
Enterprise Products Operating LP 5.6% 10/15/14	16	18
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (f)	7	8
Marathon Petroleum Corp. 5.125% 3/1/21	215	247
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (f)	357	368
Motiva Enterprises LLC:
5.75% 1/15/20 (f)	156	187
6.85% 1/15/40 (f)	223	294
Nakilat, Inc. 6.067% 12/31/33 (f)	279	330
Nexen, Inc. 5.2% 3/10/15	7	8
Pemex Project Funding Master Trust 1.0669% 12/3/12 (f)(k)	200	200
Petro-Canada 6.05% 5/15/18	150	183
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	354	372
5.375% 1/27/21	551	613
5.75% 1/20/20	488	550
7.875% 3/15/19	399	495
Petroleos Mexicanos:
4.875% 1/24/22 (f)	237	266
5.5% 1/21/21	369	431
5.5% 6/27/44 (f)	368	400
6% 3/5/20	21	25
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos: - continued
6.5% 6/2/41 (f)	$ 821	$ 1,020
Phillips 66:
4.3% 4/1/22 (f)	338	368
5.875% 5/1/42 (f)	289	342
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	173	183
3.95% 9/15/15	202	218
4.25% 9/1/12	16	16
6.125% 1/15/17	205	243
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (f)	250	250
5.5% 9/30/14 (f)	250	269
6.332% 9/30/27 (f)	380	449
6.75% 9/30/19 (f)	250	310
Rockies Express Pipeline LLC 6.25% 7/15/13 (f)	22	23
Spectra Energy Capital, LLC 5.65% 3/1/20	10	12
Spectra Energy Partners, LP:
2.95% 6/15/16	69	70
4.6% 6/15/21	90	98
Suncor Energy, Inc. 6.1% 6/1/18	395	483
Texas Eastern Transmission LP 6% 9/15/17 (f)	326	379
Western Gas Partners LP 5.375% 6/1/21	393	436
		12,495
TOTAL ENERGY		14,497
FINANCIALS - 3.5%
Capital Markets - 0.4%
BlackRock, Inc.:
3.375% 6/1/22	219	232
4.25% 5/24/21	165	186
Goldman Sachs Group, Inc.:
5.25% 7/27/21	96	102
5.625% 1/15/17	500	542
5.75% 1/24/22	566	625
5.95% 1/18/18	32	36
6% 6/15/20	600	672
6.15% 4/1/18	36	41
6.75% 10/1/37	187	195
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Lazard Group LLC:
6.85% 6/15/17	$ 31	$ 35
7.125% 5/15/15	11	12
Morgan Stanley:
4.75% 4/1/14	335	345
5.5% 7/28/21	702	720
6.625% 4/1/18	600	663
		4,406
Commercial Banks - 0.5%
Bank of America NA 5.3% 3/15/17	420	457
Credit Suisse New York Branch 6% 2/15/18	632	702
Discover Bank 8.7% 11/18/19	445	563
Fifth Third Bancorp 8.25% 3/1/38	94	131
Fifth Third Bank 4.75% 2/1/15	250	267
Fifth Third Capital Trust IV 6.5% 4/15/67 (k)	233	233
HBOS PLC 6.75% 5/21/18 (f)	180	178
HSBC Holdings PLC 4% 3/30/22	328	352
Huntington Bancshares, Inc. 7% 12/15/20	97	116
JPMorgan Chase Bank 6% 10/1/17	250	294
KeyBank NA:
5.45% 3/3/16	294	329
5.8% 7/1/14	322	345
Marshall & Ilsley Bank:
5% 1/17/17	231	259
5.25% 9/4/12	112	112
Regions Bank:
6.45% 6/26/37	402	403
7.5% 5/15/18	282	329
Regions Financial Corp.:
5.75% 6/15/15	73	78
7.75% 11/10/14	229	254
UnionBanCal Corp. 5.25% 12/16/13	5	5
Wachovia Corp. 5.625% 10/15/16	27	31
Wells Fargo & Co.:
3.625% 4/15/15	218	233
3.676% 6/15/16	160	174
		5,845
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - 0.3%
Discover Financial Services:
5.2% 4/27/22	$ 42	$ 45
6.45% 6/12/17	1,019	1,154
General Electric Capital Corp.:
2.25% 11/9/15	633	655
2.95% 5/9/16	185	195
3.5% 6/29/15	192	205
6% 8/7/19	1,000	1,215
		3,469
Diversified Financial Services - 0.7%
Bank of America Corp.:
3.875% 3/22/17	380	400
5.65% 5/1/18	205	229
5.7% 1/24/22	193	218
5.75% 12/1/17	615	688
6.5% 8/1/16	300	342
BP Capital Markets PLC:
3.625% 5/8/14	14	15
4.5% 10/1/20	21	24
4.742% 3/11/21	300	352
Capital One Capital V 10.25% 8/15/39	344	354
Citigroup, Inc.:
3.953% 6/15/16	397	419
4.75% 5/19/15	1,151	1,236
5.875% 1/30/42	282	332
6.125% 5/15/18	685	795
6.5% 8/19/13	164	172
JPMorgan Chase & Co.:
2% 8/15/17	300	302
3.15% 7/5/16	430	455
4.35% 8/15/21	420	461
4.5% 1/24/22	134	149
4.95% 3/25/20	661	757
TECO Finance, Inc.:
4% 3/15/16	96	104
5.15% 3/15/20	141	164
		7,968
Insurance - 0.6%
Allstate Corp. 6.2% 5/16/14	264	288
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
American International Group, Inc. 4.875% 9/15/16	$ 257	$ 282
Aon Corp.:
3.125% 5/27/16	376	397
3.5% 9/30/15	151	159
5% 9/30/20	133	153
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(k)	12	12
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	347	373
5.375% 3/15/17	6	7
6.625% 4/15/42	250	281
Liberty Mutual Group, Inc.:
5% 6/1/21 (f)	421	442
6.5% 3/15/35 (f)	327	351
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	233	262
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (f)	199	227
MetLife, Inc.:
4.75% 2/8/21	137	159
6.75% 6/1/16	290	347
Metropolitan Life Global Funding I 5.125% 6/10/14 (f)	255	274
Monumental Global Funding III 5.5% 4/22/13 (f)	18	18
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)	222	286
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	203	276
Pacific LifeCorp 6% 2/10/20 (f)	230	256
Prudential Financial, Inc.:
3.625% 9/17/12	500	501
4.5% 11/16/21	200	221
4.75% 9/17/15	500	549
5.15% 1/15/13	26	26
5.8% 11/16/41	262	300
6.2% 11/15/40	134	158
7.375% 6/15/19	120	151
Symetra Financial Corp. 6.125% 4/1/16 (f)	38	41
Unum Group:
5.625% 9/15/20	270	298
5.75% 8/15/42	298	307
7.125% 9/30/16	19	22
		7,424
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.4%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	$ 108	$ 114
Boston Properties, Inc. 3.85% 2/1/23	248	260
BRE Properties, Inc. 5.5% 3/15/17	21	24
DDR Corp. 4.625% 7/15/22	132	137
Developers Diversified Realty Corp.:
4.75% 4/15/18	313	336
7.5% 4/1/17	203	238
Duke Realty LP:
4.375% 6/15/22	207	216
4.625% 5/15/13	5	5
5.4% 8/15/14	221	236
5.95% 2/15/17	57	64
6.25% 5/15/13	285	294
6.5% 1/15/18	285	330
6.75% 3/15/20	12	14
8.25% 8/15/19	127	161
Equity One, Inc.:
5.375% 10/15/15	47	51
6.25% 12/15/14	947	1,027
Federal Realty Investment Trust 5.9% 4/1/20	95	114
HRPT Properties Trust 5.75% 11/1/15	50	53
UDR, Inc. 5.5% 4/1/14	498	525
Washington (REIT) 5.25% 1/15/14	10	10
		4,209
Real Estate Management & Development - 0.6%
BioMed Realty LP:
3.85% 4/15/16	390	408
4.25% 7/15/22	163	170
6.125% 4/15/20	126	147
Brandywine Operating Partnership LP 5.7% 5/1/17	1,000	1,092
Digital Realty Trust LP:
4.5% 7/15/15	172	182
5.25% 3/15/21	201	222
ERP Operating LP:
4.625% 12/15/21	724	830
4.75% 7/15/20	265	300
5.375% 8/1/16	117	133
5.5% 10/1/12	139	139
5.75% 6/15/17	567	668
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP:
4.125% 6/15/22	$ 177	$ 184
4.75% 10/1/20	394	429
5.125% 3/2/15	7	8
5.5% 12/15/16	12	13
6.625% 10/1/17	281	330
Mack-Cali Realty LP:
4.5% 4/18/22	108	114
7.75% 8/15/19	23	28
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)	57	58
5.5% 1/15/14 (f)	6	6
5.7% 4/15/17 (f)	13	14
Simon Property Group LP:
2.8% 1/30/17	82	86
4.125% 12/1/21	229	253
4.2% 2/1/15	138	147
Tanger Properties LP:
6.125% 6/1/20	478	567
6.15% 11/15/15	33	37
		6,565
TOTAL FINANCIALS		39,886
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Amgen, Inc. 5.15% 11/15/41	350	383
Celgene Corp. 2.45% 10/15/15	20	21
		404
Health Care Providers & Services - 0.1%
Aristotle Holding, Inc. 4.75% 11/15/21 (f)	378	436
Express Scripts, Inc.:
3.125% 5/15/16	357	380
6.25% 6/15/14	98	107
Medco Health Solutions, Inc.:
2.75% 9/15/15	38	40
4.125% 9/15/20	259	282
		1,245
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.0%
Watson Pharmaceuticals, Inc. 5% 8/15/14	$ 23	$ 24
TOTAL HEALTH CARE		1,673
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (f)	18	19
6.375% 6/1/19 (f)	309	369
United Technologies Corp.:
3.1% 6/1/22	365	389
4.5% 6/1/42	365	416
		1,193
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	18	19
6.9% 7/2/19	5	6
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	10	11
8.36% 1/20/19	9	9
		45
TOTAL INDUSTRIALS		1,238
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	28	30
6% 10/1/12	788	791
		821
Office Electronics - 0.0%
Xerox Corp.:
4.25% 2/15/15	12	13
4.5% 5/15/21	128	135
		148
TOTAL INFORMATION TECHNOLOGY		969
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 0.2%
Chemicals - 0.1%
Dow Chemical Co.:
4.125% 11/15/21	$ 343	$ 376
4.25% 11/15/20	186	205
7.6% 5/15/14	501	556
		1,137
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	15	17
Metals & Mining - 0.1%
Anglo American Capital PLC 9.375% 4/8/14 (f)	211	237
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (f)	360	388
Vale Overseas Ltd.:
4.375% 1/11/22	200	205
6.25% 1/23/17	503	577
		1,407
TOTAL MATERIALS		2,561
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
AT&T, Inc. 6.3% 1/15/38	398	520
CenturyLink, Inc.:
6.15% 9/15/19	164	179
6.45% 6/15/21	191	213
Embarq Corp. 7.995% 6/1/36	175	194
Telefonica Emisiones SAU 5.462% 2/16/21	242	223
Verizon Communications, Inc.:
6.25% 4/1/37	187	248
6.9% 4/15/38	260	369
		1,946
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV:
2.375% 9/8/16	276	287
3.125% 7/16/22	255	262
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.15% 3/15/42	140	143
5.875% 10/1/19	440	517
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
DIRECTV Holdings LLC/DIRECTV Financing, Inc.: - continued
6.35% 3/15/40	$ 131	$ 154
Vodafone Group PLC 5% 12/16/13	18	19
		1,382
TOTAL TELECOMMUNICATION SERVICES		3,328
UTILITIES - 0.7%
Electric Utilities - 0.3%
Alabama Power Co. 3.375% 10/1/20	202	221
Ameren Illinois Co. 6.125% 11/15/17	165	195
Cleveland Electric Illuminating Co. 5.65% 12/15/13	33	35
Duke Capital LLC 5.668% 8/15/14	16	17
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)	266	300
6.4% 9/15/20 (f)	569	658
Edison International 3.75% 9/15/17	226	242
FirstEnergy Corp. 7.375% 11/15/31	449	592
FirstEnergy Solutions Corp.:
4.8% 2/15/15	92	98
6.05% 8/15/21	343	382
LG&E and KU Energy LLC:
2.125% 11/15/15	255	258
3.75% 11/15/20	49	51
Nevada Power Co.:
6.5% 5/15/18	165	206
6.5% 8/1/18	12	15
Pepco Holdings, Inc. 2.7% 10/1/15	240	247
Progress Energy, Inc. 6% 12/1/39	260	328
Sierra Pacific Power Co. 5.45% 9/1/13	12	13
		3,858
Gas Utilities - 0.0%
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	122	131
Independent Power Producers & Energy Traders - 0.1%
PPL Energy Supply LLC 6.5% 5/1/18	310	367
PSEG Power LLC 2.75% 9/15/16	90	94
		461
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.3%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	$ 136	$ 186
Dominion Resources, Inc.:
2.7606% 9/30/66 (k)	313	285
7.5% 6/30/66 (k)	26	28
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	19	19
National Grid PLC 6.3% 8/1/16	183	211
NiSource Finance Corp.:
4.45% 12/1/21	155	168
5.25% 2/15/43	250	277
5.4% 7/15/14	11	12
5.45% 9/15/20	148	169
5.8% 2/1/42	199	237
5.95% 6/15/41	396	475
6.4% 3/15/18	11	13
6.8% 1/15/19	677	812
Sempra Energy 2.3% 4/1/17	376	393
Wisconsin Energy Corp. 6.25% 5/15/67 (k)	21	22
		3,307
TOTAL UTILITIES		7,757
TOTAL NONCONVERTIBLE BONDS (Cost $74,578)		84,344
U.S. Government and Government Agency Obligations - 8.8%

U.S. Treasury Inflation Protected Obligations - 0.7%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40	2,601	3,828
2.125% 2/15/41	1,598	2,368
2.5% 1/15/29	1,069	1,520
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		7,716
U.S. Treasury Obligations - 8.1%
U.S. Treasury Bills, yield at date of purchase 0.09% to 0.1% 10/11/12 to 11/23/12 (h)	570	570
U.S. Treasury Bonds:
2.75% 8/15/42	1,757	1,785
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
3% 5/15/42	$ 10,534	$ 11,275
4.375% 5/15/41	1,833	2,498
U.S. Treasury Notes:
0.25% 9/15/14	149	149
0.25% 8/15/15	379	379
0.375% 3/15/15	3,200	3,209
0.5% 7/31/17	5,390	5,369
0.875% 11/30/16	1,361	1,384
0.875% 4/30/17	9	9
0.875% 7/31/19	11,347	11,263
1.375% 11/30/15	271	280
1.75% 5/31/16	7,380	7,750
1.75% 5/15/22	7,295	7,448
2% 2/15/22	12,771	13,366
2.375% 8/31/14	15,000	15,636
2.375% 2/28/15	10,643	11,201
TOTAL U.S. TREASURY OBLIGATIONS		93,571
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $97,126)		101,287
U.S. Government Agency - Mortgage Securities - 4.3%

Fannie Mae - 2.9%
2.558% 6/1/36 (k)	9	10
2.777% 7/1/37 (k)	28	31
3% 4/1/27 to 8/1/42	3,251	3,399
3% 9/1/27 (g)	800	844
3% 9/1/42 (g)	200	208
3% 9/1/42 (g)	800	830
3% 9/1/42 (g)	800	830
3% 10/1/42 (g)	6,000	6,203
3.5% 10/1/40 to 7/1/42	2,017	2,150
3.5% 9/1/42 (g)	300	318
3.5% 9/1/42 (g)	700	742
3.5% 9/1/42 (g)	300	318
4% 5/1/26 to 7/1/42	2,488	2,710
4% 9/1/42 (g)	1,000	1,072
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4% 9/1/42 (g)	$ 2,100	$ 2,252
4.5% 11/1/18 to 7/1/41	2,113	2,287
4.5% 9/1/42 (g)	1,800	1,948
5% 12/1/35	903	996
5.5% 6/1/33 to 8/1/37	2,461	2,718
6% 11/1/35 to 4/1/40	2,765	3,061
TOTAL FANNIE MAE		32,927
Freddie Mac - 0.6%
3.454% 10/1/35 (k)	26	28
4% 10/1/41	913	1,003
4.5% 5/1/39 to 10/1/41	2,152	2,331
4.5% 9/1/42 (g)	200	215
5% 11/1/35 to 11/1/40	2,182	2,381
5.5% 10/1/38	1,175	1,280
TOTAL FREDDIE MAC		7,238
Ginnie Mae - 0.8%
3% 10/1/42 (g)	800	838
3.5% 2/15/42 to 7/15/42	1,588	1,721
4% 1/20/41 to 11/15/41	3,741	4,124
4.5% 5/20/40 to 9/20/40	1,614	1,788
5% 12/15/39 to 8/15/40	803	902
TOTAL GINNIE MAE		9,373
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $48,897)		49,538
Asset-Backed Securities - 0.5%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7055% 4/25/35 (k)	45	34
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 Class M2, 0.6855% 4/25/35 (k)	4	3
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (k)	23	0*
Ally Auto Receivables Trust:
Series 2009-A Class A4, 3% 10/15/15 (f)	153	154
Series 2010-5 Class A4, 1.75% 3/15/16	140	143
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ally Auto Receivables Trust: - continued
Series 2011-1 Class A4, 2.23% 3/15/16	$ 630	$ 647
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (f)	320	323
Series 2011-1 Class A2, 2.15% 1/15/16	310	316
Series 2011-3 Class A2, 1.81% 5/15/16	280	284
Series 2012-3 Class A2, 1.21% 6/15/17	370	371
AmeriCredit Automobile Receivables Trust Series 2011-1 Class A3, 1.39% 9/8/15	260	261
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9355% 12/25/33 (k)	4	3
Series 2004-R2 Class M3, 0.7855% 4/25/34 (k)	5	2
Series 2005-R2 Class M1, 0.6855% 4/25/35 (k)	93	84
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0262% 3/25/34 (k)	2	2
Series 2004-W11 Class M2, 0.9355% 11/25/34 (k)	25	18
Series 2004-W7 Class M1, 0.7855% 5/25/34 (k)	27	19
Series 2006-W4 Class A2C, 0.3955% 5/25/36 (k)	59	18
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.0605% 4/25/34 (k)	106	87
Axon Financial Funding Ltd. Series 2007-1 Class A1, 0.9743% 4/4/17 (d)(f)(k)	229	0
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (f)	132	133
Capital Trust Ltd. Series 2004-1:
Class A2, 0.687% 7/20/39 (f)(k)	6	5
Class B, 0.987% 7/20/39 (f)(k)	12	5
Class C, 1.337% 7/20/39 (f)(k)	15	0*
Carmax Auto Owner Trust Series 2011-1 Class A3, 1.29% 9/15/15	279	281
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3755% 12/25/36 (k)	82	32
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	189	189
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	1,000	1,006
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)	15	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.2055% 4/25/34 (k)	7	3
Series 2004-4 Class M2, 1.0305% 6/25/34 (k)	27	15
Fannie Mae Series 2004-T5 Class AB3, 1.1466% 5/28/35 (k)	2	1
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4105% 8/25/34 (k)	$ 13	$ 8
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0605% 3/25/34 (k)	1	0*
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.91% 7/15/13 (f)	13	13
Ford Credit Auto Owner Trust:
Series 2009-D:
Class A3, 2.17% 10/15/13	6	6
Class A4, 2.98% 8/15/14	200	202
Series 2010-B Class A3, 0.98% 10/15/14	149	149
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15	340	344
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9705% 1/25/35 (k)	43	13
Class M4, 1.2555% 1/25/35 (k)	16	2
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8069% 2/25/47 (f)(k)	106	44
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (f)	36	34
GE Business Loan Trust:
Series 2003-1 Class A, 0.6695% 4/15/31 (f)(k)	9	8
Series 2006-2A:
Class A, 0.4195% 11/15/34 (f)(k)	37	32
Class B, 0.5195% 11/15/34 (f)(k)	13	9
Class C, 0.6195% 11/15/34 (f)(k)	23	13
Class D, 0.9895% 11/15/34 (f)(k)	9	3
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7855% 9/25/46 (f)(k)	63	61
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.5255% 8/25/33 (k)	31	26
Series 2003-5 Class A2, 0.9355% 12/25/33 (k)	1	1
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4255% 1/25/37 (k)	56	19
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3655% 11/25/36 (k)	56	52
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.7906% 12/27/29 (k)	23	21
Series 2006-A Class 2C, 1.6106% 3/27/42 (k)	43	2
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (f)	1	1
Class C, 5.691% 10/20/28 (f)	0*	0*
Class D, 6.01% 10/20/28 (f)	3	3
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5355% 5/25/37 (k)	36	0*
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2105% 7/25/34 (k)	$ 3	$ 2
Series 2006-FM1 Class A2B, 0.3455% 4/25/37 (k)	54	49
Series 2006-OPT1 Class A1A, 0.4955% 6/25/35 (k)	63	51
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5755% 8/25/34 (k)	3	2
Series 2005-NC1 Class M1, 0.6755% 1/25/35 (k)	18	11
Series 2005-NC2 Class B1, 1.4055% 3/25/35 (k)	19	2
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (m)	94	1
Series 2006-4 Class D, 1.3355% 5/25/32 (k)	32	0
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7455% 9/25/35 (k)	65	42
Nissan Auto Receivables Owner Trust Series 2010-A Class A4, 1.31% 9/15/16	200	202
Ocala Funding LLC:
Series 2005-1A Class A, 1.737% 3/20/10 (d)(f)(k)	25	0
Series 2006-1A Class A, 1.637% 3/20/11 (d)(f)(k)	53	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4855% 9/25/34 (k)	24	10
Class M4, 1.6855% 9/25/34 (k)	31	7
Series 2005-WCH1 Class M4, 1.0655% 1/25/36 (k)	67	38
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0355% 4/25/33 (k)	0*	0*
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0305% 3/25/35 (k)	57	41
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3968% 3/20/19 (FGIC Insured) (f)(k)	15	15
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4179% 6/15/33 (k)	57	35
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9605% 9/25/34 (k)	3	1
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0955% 9/25/34 (k)	1	1
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.0196% 4/6/42 (f)(k)	60	1
Volkswagen Auto Lease Trust Series 2010-A Class A3, 0.99% 11/20/13	174	174
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)	40	0
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (f)	$ 0*	$ 0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2511% 10/25/44 (f)(k)	81	53
TOTAL ASSET-BACKED SECURITIES (Cost $6,006)		6,243
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7955% 1/25/35 (k)	80	69
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (k)	84	35
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7385% 7/16/34 (f)(k)	0*	0*
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.623% 10/25/34 (k)	45	43
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.437% 12/20/54 (f)(k)	271	205
Series 2006-2 Class C1, 1.177% 12/20/54 (k)	242	183
Series 2006-3 Class C2, 0.737% 12/20/54 (k)	50	38
Series 2006-4:
Class B1, 0.417% 12/20/54 (k)	169	154
Class C1, 0.997% 12/20/54 (k)	103	78
Class M1, 0.577% 12/20/54 (k)	44	38
Series 2007-1:
Class 1C1, 0.837% 12/20/54 (k)	84	63
Class 1M1, 0.537% 12/20/54 (k)	54	47
Class 2C1, 1.197% 12/20/54 (k)	38	29
Class 2M1, 0.737% 12/20/54 (k)	70	61
Series 2007-2 Class 2C1, 1.098% 12/17/54 (k)	97	73
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.9051% 1/20/44 (k)	19	15
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (k)	87	92
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.6881% 8/25/36 (k)	75	58
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	34	39
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4455% 5/25/47 (k)	35	22
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4055% 2/25/37 (k)	$ 51	$ 40
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5255% 7/25/35 (k)	84	69
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5903% 7/10/35 (f)(k)	24	19
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6855% 6/25/33 (f)(k)	5	5
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.6169% 7/20/34 (k)	2	1
Structured Asset Securities Corp. Series 2003-15A Class 4A, 5.3743% 4/25/33 (k)	16	15
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4355% 9/25/36 (k)	145	125
TOTAL PRIVATE SPONSOR		1,616
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class Series 2002-9 Class PC, 6% 3/25/17	14	15
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $646)		1,631
Commercial Mortgage Securities - 1.8%

Asset Securitization Corp. Series 1997-D5:
Class A6, 7.1354% 2/14/43 (k)	9	9
Class PS1, 1.2297% 2/14/43 (k)(m)	43	1
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7087% 5/10/45 (k)	62	66
Series 2006-5:
Class A2, 5.317% 9/10/47	218	219
Class A3, 5.39% 9/10/47	105	111
Series 2006-6 Class A3, 5.369% 10/10/45	150	164
Series 2007-4 Class A3, 5.7921% 2/10/51 (k)	74	77
Series 2006-6 Class E, 5.619% 10/10/45 (f)	43	4
Series 2007-3:
Class A3, 5.6612% 6/10/49 (k)	125	127
Class A4, 5.6612% 6/10/49 (k)	156	178
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	$ 164	$ 188
Series 2004-2 Class A4, 4.153% 11/10/38	80	82
Series 2005-1 Class A3, 4.877% 11/10/42	27	27
Series 2001-3 Class H, 6.562% 4/11/37 (f)	42	42
Series 2005-3 Class A3B, 5.09% 7/10/43 (k)	233	245
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5495% 3/15/22 (f)(k)	32	32
Class D, 0.5995% 3/15/22 (f)(k)	33	33
Class E, 0.6395% 3/15/22 (f)(k)	27	26
Class F, 0.7095% 3/15/22 (f)(k)	28	27
Class G, 0.7695% 3/15/22 (f)(k)	18	17
Series 2006-BIX1:
Class D, 0.4495% 10/15/19 (f)(k)	7	6
Class E, 0.4795% 10/15/19 (f)(k)	55	52
Class F, 0.5495% 10/15/19 (f)(k)	128	120
Class G, 0.5695% 10/15/19 (f)(k)	49	45
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0855% 12/25/33 (f)(k)	3	2
Series 2004-1:
Class B, 2.1355% 4/25/34 (f)(k)	4	2
Class M1, 0.7955% 4/25/34 (f)(k)	3	2
Class M2, 1.4355% 4/25/34 (f)(k)	3	2
Series 2005-2A:
Class A1, 0.5455% 8/25/35 (f)(k)	58	42
Class M1, 0.6655% 8/25/35 (f)(k)	3	2
Class M2, 0.7155% 8/25/35 (f)(k)	6	3
Class M3, 0.7355% 8/25/35 (f)(k)	3	2
Series 2005-3A:
Class A2, 0.6355% 11/25/35 (f)(k)	20	16
Class M1, 0.6755% 11/25/35 (f)(k)	3	2
Class M2, 0.7255% 11/25/35 (f)(k)	4	2
Class M3, 0.7455% 11/25/35 (f)(k)	3	2
Class M4, 0.8355% 11/25/35 (f)(k)	4	2
Series 2005-4A:
Class A2, 0.6255% 1/25/36 (f)(k)	57	41
Class B1, 1.6355% 1/25/36 (f)(k)	5	1
Class M1, 0.6855% 1/25/36 (f)(k)	19	11
Class M2, 0.7055% 1/25/36 (f)(k)	6	3
Class M3, 0.7355% 1/25/36 (f)(k)	8	4
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A: - continued
Class M4, 0.8455% 1/25/36 (f)(k)	$ 4	$ 2
Class M5, 0.8855% 1/25/36 (f)(k)	4	1
Class M6, 0.9355% 1/25/36 (f)(k)	5	1
Series 2006-1:
Class A2, 0.5955% 4/25/36 (f)(k)	9	7
Class M1, 0.6155% 4/25/36 (f)(k)	3	2
Class M2, 0.6355% 4/25/36 (f)(k)	3	2
Class M3, 0.6555% 4/25/36 (f)(k)	3	1
Class M4, 0.7555% 4/25/36 (f)(k)	2	1
Class M5, 0.7955% 4/25/36 (f)(k)	2	1
Class M6, 0.8755% 4/25/36 (f)(k)	3	1
Series 2006-2A:
Class A1, 0.4655% 7/25/36 (f)(k)	149	105
Class A2, 0.5155% 7/25/36 (f)(k)	8	6
Class B1, 1.1055% 7/25/36 (f)(k)	3	0*
Class B3, 2.9355% 7/25/36 (f)(k)	3	0*
Class M1, 0.5455% 7/25/36 (f)(k)	8	3
Class M2, 0.5655% 7/25/36 (f)(k)	6	2
Class M3, 0.5855% 7/25/36 (f)(k)	5	1
Class M4, 0.6555% 7/25/36 (f)(k)	3	1
Class M5, 0.7055% 7/25/36 (f)(k)	4	1
Class M6, 0.7755% 7/25/36 (f)(k)	6	1
Series 2006-3A:
Class B1, 1.0355% 10/25/36 (f)(k)	0*	0
Class M4, 0.6655% 10/25/36 (f)(k)	6	1
Class M5, 0.7155% 10/25/36 (f)(k)	8	1
Class M6, 0.7955% 10/25/36 (f)(k)	15	0*
Series 2006-4A:
Class A1, 0.4655% 12/25/36 (f)(k)	28	19
Class A2, 0.5055% 12/25/36 (f)(k)	141	66
Class B1, 0.9355% 12/25/36 (f)(k)	3	0*
Class M1, 0.5255% 12/25/36 (f)(k)	9	2
Class M2, 0.5455% 12/25/36 (f)(k)	6	1
Class M3, 0.5755% 12/25/36 (f)(k)	6	1
Class M4, 0.6355% 12/25/36 (f)(k)	7	1
Class M5, 0.6755% 12/25/36 (f)(k)	6	1
Class M6, 0.7555% 12/25/36 (f)(k)	6	0*
Series 2007-1 Class A2, 0.5055% 3/25/37 (f)(k)	31	16
Series 2007-2A:
Class A1, 0.5055% 7/25/37 (f)(k)	29	16
Class A2, 0.5555% 7/25/37 (f)(k)	27	9
Class B1, 1.8355% 7/25/37 (f)(k)	4	0*
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A: - continued
Class M1, 0.6055% 7/25/37 (f)(k)	$ 10	$ 3
Class M2, 0.6455% 7/25/37 (f)(k)	5	1
Class M3, 0.7255% 7/25/37 (f)(k)	5	0*
Class M4, 0.8855% 7/25/37 (f)(k)	10	1
Class M5, 0.9855% 7/25/37 (f)(k)	10	1
Class M6, 1.2355% 7/25/37 (f)(k)	12	1
Series 2007-3:
Class A2, 0.5255% 7/25/37 (f)(k)	34	17
Class B1, 1.1855% 7/25/37 (f)(k)	7	0*
Class B2, 1.8355% 7/25/37 (f)(k)	16	1
Class M1, 0.5455% 7/25/37 (f)(k)	6	1
Class M2, 0.5755% 7/25/37 (f)(k)	6	1
Class M3, 0.6055% 7/25/37 (f)(k)	10	1
Class M4, 0.7355% 7/25/37 (f)(k)	16	2
Class M5, 0.8355% 7/25/37 (f)(k)	8	1
Class M6, 1.0355% 7/25/37 (f)(k)	6	1
Series 2007-4A:
Class M1, 1.1855% 9/25/37 (f)(k)	11	1
Class M2, 1.2855% 9/25/37 (f)(k)	11	1
Class M4, 1.8355% 9/25/37 (f)(k)	28	1
Class M5, 1.9855% 9/25/37 (f)(k)	28	1
Class M6, 2.1855% 9/25/37 (f)(k)	18	0*
Series 2004-1, Class IO, 1.25% 4/25/34 (f)(m)	129	5
Series 2007-5A, Class IO, 4.1484% 10/25/37 (f)(k)(m)	329	29
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8895% 3/15/19 (f)(k)	18	17
Class J, 1.0895% 3/15/19 (f)(k)	18	17
Series 2007-BBA8:
Class D, 0.4895% 3/15/22 (f)(k)	25	22
Class E, 0.5395% 3/15/22 (f)(k)	128	113
Class F, 0.5895% 3/15/22 (f)(k)	78	67
Class G, 0.6395% 3/15/22 (f)(k)	20	17
Class H, 0.7895% 3/15/22 (f)(k)	25	20
Class J, 0.9395% 3/15/22 (f)(k)	25	20
sequential payer:
Series 2004-PWR3 Class A3, 4.487% 2/11/41	17	17
Series 2007-PW16 Class A4, 5.7154% 6/11/40 (k)	44	52
Series 2006-PW13 Class A3, 5.518% 9/11/41	265	277
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2006-PW14 Class X2, 0.6677% 12/11/38 (f)(k)(m)	$ 790	$ 6
Series 2006-T22 Class A4, 5.5391% 4/12/38 (k)	9	10
Series 2007-PW18 Class X2, 0.3156% 6/11/50 (f)(k)(m)	5,279	49
Series 2007-T28 Class X2, 0.1576% 9/11/42 (f)(k)(m)	2,840	15
C-BASS Trust floater Series 2006-SC1 Class A, 0.5055% 5/25/36 (f)(k)	32	28
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)	88	91
Class XCL, 1.331% 5/15/35 (f)(k)(m)	301	6
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5693% 8/15/21 (f)(k)	4	4
Class H, 0.6093% 8/15/21 (f)(k)	16	15
Series 2008-C7 Class A2B, 6.0731% 12/10/49 (k)	48	49
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	430	485
Series 2007-CD4 Class A3, 5.293% 12/11/49	73	77
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8108% 5/15/46 (k)	75	81
Series 2006-C1 Class B, 5.359% 8/15/48	225	33
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0895% 4/15/17 (f)(k)	6	5
Series 2005-FL11:
Class C, 0.5395% 11/15/17 (f)(k)	46	44
Class D, 0.5795% 11/15/17 (f)(k)	2	2
Class E, 0.6295% 11/15/17 (f)(k)	9	8
Class F, 0.6895% 11/15/17 (f)(k)	7	6
Class G, 0.7395% 11/15/17 (f)(k)	5	4
Series 2006-FL12 Class AJ, 0.3695% 12/15/20 (f)(k)	107	98
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	214	218
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (f)	95	95
Class AJFX, 5.478% 2/5/19 (f)	200	200
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2:
Class A2, 5.448% 1/15/49 (k)	$ 156	$ 157
Class A3, 5.542% 1/15/49 (k)	150	167
Series 2007-C3 Class A4, 5.6792% 6/15/39 (k)	425	469
Series 2006-C4 Class AAB, 5.439% 9/15/39	219	222
Series 2007-C5 Class A4, 5.695% 9/15/40 (k)	68	76
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5895% 4/15/22 (f)(k)	268	212
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	34	36
Series 2001-CK6 Class AX, 0.9973% 8/15/36 (k)(m)	20	0*
Series 2001-CKN5 Class AX, 1.7514% 9/15/34 (f)(k)(m)	68	0*
Series 2006-C1 Class A3, 5.4157% 2/15/39 (k)	268	274
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3895% 2/15/22 (f)(k)	28	26
Class C:
0.4095% 2/15/22 (f)(k)	84	78
0.5095% 2/15/22 (f)(k)	30	27
Class F, 0.5595% 2/15/22 (f)(k)	60	54
sequential payer Series 2007-C1 Class A2, 5.268% 2/15/40	429	429
Series 2007-C1:
Class ASP, 0.3813% 2/15/40 (k)(m)	1,088	6
Class B, 5.487% 2/15/40 (f)(k)	115	15
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (f)	7	7
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	443	496
Series 2001-1 Class X1, 1.4912% 5/15/33 (f)(k)(m)	49	1
Series 2007-C1 Class XP, 0.1588% 12/10/49 (k)(m)	565	2
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4343% 11/5/21 (f)(k)	28	27
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	131	135
Series 2007-GG9 Class A4, 5.444% 3/10/39	218	247
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.: - continued
Series 2006-GG7 Class A3, 5.8738% 7/10/38 (k)	$ 31	$ 31
Series 2007-GG11 Class A1, 0.2519% 12/10/49 (f)(k)(m)	1,427	7
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6158% 6/6/20 (f)(k)	17	17
Class F, 0.6858% 6/6/20 (f)(k)	38	37
Series 2007-EOP:
Class C, 2.0056% 3/6/20 (f)(k)	44	44
Class D, 2.2018% 3/6/20 (f)(k)	117	116
Class F, 2.6334% 3/6/20 (f)(k)	4	4
Class G, 2.7903% 3/6/20 (f)(k)	2	2
Series 2006-GG6 Class A2, 5.506% 4/10/38	181	181
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	23	23
Series 2007-GG10 Class A2, 5.778% 8/10/45	17	17
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4095% 11/15/18 (f)(k)	37	36
Class C, 0.4495% 11/15/18 (f)(k)	26	26
Class D, 0.4695% 11/15/18 (f)(k)	8	7
Class E, 0.5195% 11/15/18 (f)(k)	11	10
Class F, 0.5695% 11/15/18 (f)(k)	17	15
Class G, 0.5995% 11/15/18 (f)(k)	15	12
Class H, 0.7395% 11/15/18 (f)(k)	11	9
sequential payer:
Series 2006-CB14 Class A3B, 5.4914% 12/12/44 (k)	184	188
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (k)	24	25
Class A3, 5.336% 5/15/47	31	35
Series 2007-CB19 Class A4, 5.7337% 2/12/49 (k)	263	305
Series 2007-LD11 Class A2, 5.7998% 6/15/49 (k)	165	170
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	113	114
Class A3, 5.42% 1/15/49	414	472
Series 2005-LDP3 Class A3, 4.959% 8/15/42	84	85
Series 2006-CB17 Class A3, 5.45% 12/12/43	19	19
Series 2007-CB19:
Class B, 5.7337% 2/12/49 (k)	6	2
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-CB19: - continued
Class C, 5.7337% 2/12/49 (k)	$ 17	$ 4
Class D, 5.7337% 2/12/49 (k)	18	4
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (k)	6	0*
Class ES, 5.5652% 1/15/49 (f)(k)	39	2
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8846% 7/15/44 (k)	58	68
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	10	10
Series 2006-C6 Class A2, 5.262% 9/15/39 (k)	4	4
Series 2006-C7:
Class A2, 5.3% 11/15/38	44	45
Class A3, 5.347% 11/15/38	56	64
Series 2007-C1 Class A4, 5.424% 2/15/40	210	241
Series 2007-C2 Class A3, 5.43% 2/15/40	146	166
Series 2006-C6 Class XCP, 0.6747% 9/15/39 (k)(m)	320	2
Series 2007-C1 Class XCP, 0.4243% 2/15/40 (k)(m)	119	1
Series 2007-C6 Class A4, 5.858% 7/15/40 (k)	94	110
Series 2007-C7:
Class A3, 5.866% 9/15/45	75	89
Class XCP, 0.2615% 9/15/45 (k)(m)	4,816	32
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4695% 9/15/21 (f)(k)	24	23
Class E, 0.5295% 9/15/21 (f)(k)	86	80
Class F, 0.5795% 9/15/21 (f)(k)	52	47
Class G, 0.5995% 9/15/21 (f)(k)	102	89
Class H, 0.6395% 9/15/21 (f)(k)	26	22
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.3733% 1/12/44 (f)(k)	65	43
Series 2006-C1 Class A2, 5.6141% 5/12/39 (k)	67	68
Series 2007-C1 Class A4, 5.8461% 6/12/50 (k)	284	320
Series 2008-C1 Class A4, 5.69% 2/12/51	160	188
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3688% 12/12/49 (k)	8	8
sequential payer:
Series 2006-1 Class A3, 5.4796% 2/12/39 (k)	80	80
Series 2006-4 Class ASB, 5.133% 12/12/49 (k)	54	57
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-5:
Class A3, 5.364% 8/12/48	$ 499	$ 506
Class A4, 5.378% 8/12/48	3	3
Class B, 5.479% 8/12/48	225	55
Series 2007-6 Class A4, 5.485% 3/12/51 (k)	550	612
Series 2007-7 Class A4, 5.7386% 6/12/50 (k)	263	288
Series 2006-3 Class ASB, 5.382% 7/12/46 (k)	258	266
Series 2006-4 Class XP, 0.617% 12/12/49 (k)(m)	862	12
Series 2007-6 Class B, 5.635% 3/12/51 (k)	75	19
Series 2007-7 Class B, 5.7386% 6/12/50 (k)	7	0*
Series 2007-8 Class A3, 5.9634% 8/12/49 (k)	65	74
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.44% 7/15/19 (f)(k)	16	10
Series 2007-XLFA:
Class C, 0.4% 10/15/20 (f)(k)	43	39
Class D, 0.43% 10/15/20 (f)(k)	30	27
Class E, 0.49% 10/15/20 (f)(k)	38	32
Class F, 0.54% 10/15/20 (f)(k)	23	19
Class G, 0.58% 10/15/20 (f)(k)	28	22
Class H, 0.67% 10/15/20 (f)(k)	18	11
Class J, 0.82% 10/15/20 (f)(k)	10	4
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	71	72
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (k)	38	40
Series 2006-IQ11:
Class A3, 5.6877% 10/15/42 (k)	23	23
Class A4, 5.7237% 10/15/42 (k)	23	26
Series 2006-T23 Class A3, 5.809% 8/12/41 (k)	38	39
Series 2007-HQ12 Class A2, 5.5967% 4/12/49 (k)	451	466
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (k)	113	128
Class B, 5.7187% 4/15/49 (k)	18	5
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)	574	700
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.518% 9/15/21 (f)(k)	78	67
Class F, 0.578% 9/15/21 (f)(k)	85	70
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2006-WL7A: - continued
Class G, 0.598% 9/15/21 (f)(k)	$ 80	$ 63
Class J, 0.838% 9/15/21 (f)(k)	18	12
Series 2007-WHL8:
Class F, 0.7195% 6/15/20 (f)(k)	168	124
Class LXR1, 0.9395% 6/15/20 (f)(k)	9	8
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (f)	41	41
Series 2003-C8 Class A3, 4.445% 11/15/35	260	263
Series 2006-C29 Class A3, 5.313% 11/15/48	199	208
Series 2007-C30:
Class A3, 5.246% 12/15/43	24	24
Class A4, 5.305% 12/15/43	377	405
Class A5, 5.342% 12/15/43	575	636
Series 2007-C31 Class A4, 5.509% 4/15/47	432	490
Series 2007-C32 Class A3, 5.7418% 6/15/49 (k)	127	144
Series 2003-C6 Class G, 5.125% 8/15/35 (f)(k)	36	36
Series 2005-C19 Class B, 4.892% 5/15/44	75	69
Series 2005-C22:
Class B, 5.3564% 12/15/44 (k)	166	115
Class F, 5.3564% 12/15/44 (f)(k)	125	24
Series 2006-C23 Class A5, 5.416% 1/15/45 (k)	350	394
Series 2007-C30:
Class C, 5.483% 12/15/43 (k)	225	63
Class D, 5.513% 12/15/43 (k)	120	24
Class XP, 0.4723% 12/15/43 (f)(k)(m)	649	5
Series 2007-C31 Class C, 5.6821% 4/15/47 (k)	21	5
Series 2007-C31A Class A2, 5.421% 4/15/47	1,384	1,436
Series 2007-C32:
Class D, 5.7418% 6/15/49 (k)	56	15
Class E, 5.7418% 6/15/49 (k)	89	21
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.9003% 2/15/51 (k)	50	58
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $15,942)		20,007
Municipal Securities - 0.3%
	Principal Amount (000s)	Value (000s)
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (k)	$ 100	$ 104
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	55	71
7.3% 10/1/39	60	77
7.5% 4/1/34	465	606
7.55% 4/1/39	310	415
7.6% 11/1/40	325	440
7.625% 3/1/40	130	175
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	260	276
Series 2010-3:
6.725% 4/1/35	110	124
7.35% 7/1/35	90	107
Series 2011, 5.877% 3/1/19	115	129
5.1% 6/1/33	295	285
TOTAL MUNICIPAL SECURITIES (Cost $2,663)		2,809
Fixed-Income Funds - 11.7%
	Shares
Fidelity High Income Central Fund 2 (l)	259,890	29,607
Fidelity Mortgage Backed Securities Central Fund (l)	952,144	104,612
TOTAL FIXED-INCOME FUNDS (Cost $124,584)		134,219
Money Market Funds - 3.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (b)	33,002,598	$ 33,003
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	857,435	857
TOTAL MONEY MARKET FUNDS (Cost $33,860)		33,860
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,034,837)		1,153,955
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(7,473)
NET ASSETS - 100%		$ 1,146,482
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 9/1/42	$ (800)	(830)
3% 9/1/42	(200)	(208)
3% 9/1/42	(800)	(830)
3.5% 9/1/42	(1,700)	(1,802)
3.5% 9/1/42	(300)	(318)
4.5% 9/1/42	(1,000)	(1,082)
TOTAL FANNIE MAE		(5,070)
Ginnie Mae
3.5% 9/1/42	(700)	(758)
3.5% 9/1/42	(300)	(325)
TOTAL GINNIE MAE		(1,083)
TOTAL TBA SALE COMMITMENTS (Proceeds $6,122)		$ (6,153)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
146 CME E-mini S&P 500 Index Contracts	Sept. 2012
TOTAL EQUITY INDEX CONTRACTS		$ 10,257	$ 167
The face value of futures purchased as a percentage of net assets is 0.9%
Swap Agreements
	Notional Amount (000s) (j)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (i)

Dec. 2034	$ 73	$ (70)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,412,000 or 1.6% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $570,000.

(i) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference. The underlying reference may be a single-name issuer or a traded credit index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. For swaps on a traded credit index, ratings represent a weighted average of the ratings of all securities included in the index. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(j) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(n) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,110,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Halcon Resources Corp.	3/1/12	$ 360
Jumptap, Inc. Series G	6/29/12	$ 359
Legend Pictures LLC	9/23/10	$ 311
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 51
Fidelity High Income Central Fund 2	1,925
Fidelity Mortgage Backed Securities Central Fund	2,762
Fidelity Securities Lending Cash Central Fund	45
Total	$ 4,783
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 25,696	$ 1,925	$ -	$ 29,607	4.0%
Fidelity Mortgage Backed Securities Central Fund	96,249	10,766	3,986	104,612	0.7%
Total	$ 121,945	$ 12,691	$ 3,986	$ 134,219
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 73,318	$ 72,515	$ -	$ 803
Consumer Staples	79,804	76,815	2,989	-
Energy	80,722	80,722	-	-
Financials	108,380	106,917	957	506
Health Care	83,285	83,285	-	-
Industrials	74,925	74,925	-	-
Information Technology	153,607	153,607	-	-
Materials	23,889	23,889	-	-
Telecommunication Services	16,959	16,959	-	-
Utilities	25,128	25,128	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 84,344	$ -	$ 84,344	$ -
U.S. Government and Government Agency Obligations	101,287	-	101,287	-
U.S. Government Agency - Mortgage Securities	49,538	-	49,538	-
Asset-Backed Securities	6,243	-	5,930	313
Collateralized Mortgage Obligations	1,631	-	1,577	54
Commercial Mortgage Securities	20,007	-	18,654	1,353
Municipal Securities	2,809	-	2,809	-
Fixed-Income Funds	134,219	134,219	-	-
Money Market Funds	33,860	33,860	-	-
Total Investments in Securities:	$ 1,153,955	$ 882,841	$ 268,085	$ 3,029
Derivative Instruments:
Assets
Futures Contracts	$ 167	$ 167	$ -	$ -
Liabilities
Swap Agreements	$ (70)	$ -	$ -	$ (70)
Total Derivative Instruments:	$ 97	$ 167	$ -	$ (70)
Other Financial Instruments:
TBA Sale Commitments	$ (6,153)	$ -	$ (6,153)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swap Agreements (b)	$ -	$ (70)
Equity Risk
Futures Contracts (a)	167	-
Total Value of Derivatives	$ 167	$ (70)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	21.7%
AAA,AA,A	4.1%
BBB	5.7%
BB	0.9%
B	1.4%
CCC,CC,C	0.2%
D	0.0%*
Not Rated	0.0%*
Equities	62.9%
Short-Term Investments and Net Other Assets (Liabilities)	3.1%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

* Amount represents less than 0.1%.
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2012

Assets
Investment in securities, at value (including securities loaned of $816) - See accompanying schedule: Unaffiliated issuers (cost $876,393)	$ 985,876
Fidelity Central Funds (cost $158,444)	168,079
Total Investments (cost $1,034,837)		$ 1,153,955
Foreign currency held at value (cost $149)		149
Receivable for investments sold, regular delivery		12,271
Receivable for TBA sale commitments		6,122
Receivable for fund shares sold		731
Dividends receivable		1,608
Interest receivable		1,632
Distributions receivable from Fidelity Central Funds		8
Receivable for daily variation margin on futures contracts		58
Other receivables		51
Total assets		1,176,585

Liabilities
Payable to custodian bank	$ 269
Payable for investments purchased Regular delivery	3,821
Delayed delivery	16,602
TBA sale commitments, at value	6,153
Payable for fund shares redeemed	1,135
Swap agreements, at value	70
Accrued management fee	387
Distribution and service plan fees payable	436
Other affiliated payables	239
Other payables and accrued expenses	134
Collateral on securities loaned, at value	857
Total liabilities		30,103

Net Assets		$ 1,146,482
Net Assets consist of:
Paid in capital		$ 1,060,800
Undistributed net investment income		2,837
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(36,338)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		119,183
Net Assets		$ 1,146,482

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($248,759 ÷ 15,255 shares)	$ 16.31

Maximum offering price per share (100/94.25 of $16.31)	$ 17.31
Class T: Net Asset Value and redemption price per share ($737,126 ÷ 44,835 shares)	$ 16.44

Maximum offering price per share (100/96.50 of $16.44)	$ 17.04
Class B: Net Asset Value and offering price per share ($15,374 ÷ 943 shares)A	$ 16.30

Class C: Net Asset Value and offering price per share ($79,593 ÷ 4,902 shares)A	$ 16.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($65,630 ÷ 3,966 shares)	$ 16.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2012

Investment Income
Dividends		$ 12,428
Interest		9,883
Income from Fidelity Central Funds		4,783
Total income		27,094

Expenses
Management fee	$ 4,358
Transfer agent fees	2,327
Distribution and service plan fees	4,954
Accounting and security lending fees	446
Custodian fees and expenses	133
Independent trustees' compensation	7
Registration fees	91
Audit	111
Legal	7
Miscellaneous	12
Total expenses before reductions	12,446
Expense reductions	(52)	12,394
Net investment income (loss)		14,700
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	37,336
Fidelity Central Funds	286
Futures contracts	686
Swap agreements	(202)
Total net realized gain (loss)		38,106
Change in net unrealized appreciation (depreciation) on: Investment securities	62,858
Assets and liabilities in foreign currencies	(3)
Futures contracts	398
Swap agreements	199
Delayed delivery commitments	(128)
Total change in net unrealized appreciation (depreciation)		63,324
Net gain (loss)		101,430
Net increase (decrease) in net assets resulting from operations		$ 116,130

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2012	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,700	$ 13,967
Net realized gain (loss)	38,106	100,572
Change in net unrealized appreciation (depreciation)	63,324	8,536
Net increase (decrease) in net assets resulting from operations	116,130	123,075
Distributions to shareholders from net investment income	(14,297)	(13,611)
Distributions to shareholders from net realized gain	-	(697)
Total distributions	(14,297)	(14,308)
Share transactions - net increase (decrease)	27,655	(34,717)
Total increase (decrease) in net assets	129,488	74,050

Net Assets
Beginning of period	1,016,994	942,944
End of period (including undistributed net investment income of $2,837 and undistributed net investment income of $2,993, respectively)	$ 1,146,482	$ 1,016,994

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.83	$ 13.29	$ 12.61	$ 14.55	$ 17.37
Income from Investment Operations
Net investment income (loss) C	.24	.23	.24	.25	.29
Net realized and unrealized gain (loss)	1.48	1.55	.70	(1.93)	(1.42)
Total from investment operations	1.72	1.78	.94	(1.68)	(1.13)
Distributions from net investment income	(.24)	(.23)	(.24)	(.21)	(.36)
Distributions from net realized gain	-	(.01)	(.02)	(.05)	(1.33)
Total distributions	(.24)	(.24)	(.26) G	(.26)	(1.69)
Net asset value, end of period	$ 16.31	$ 14.83	$ 13.29	$ 12.61	$ 14.55
Total Return A,B	11.72%	13.34%	7.44%	(11.30)%	(7.52)%
Ratios to Average Net Assets D,F
Expenses before reductions	.98%	1.00%	1.00%	1.06%	.98%
Expenses net of fee waivers, if any	.98%	1.00%	1.00%	1.06%	.98%
Expenses net of all reductions	.98%	.99%	.99%	1.06%	.97%
Net investment income (loss)	1.56%	1.53%	1.76%	2.24%	1.82%
Supplemental Data
Net assets, end of period (in millions)	$ 249	$ 215	$ 203	$ 213	$ 270
Portfolio turnover rate E	124%	146% H	116%	215% H	103% H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.26 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.015 per share.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.95	$ 13.40	$ 12.70	$ 14.66	$ 17.49
Income from Investment Operations
Net investment income (loss) C	.21	.20	.21	.23	.25
Net realized and unrealized gain (loss)	1.49	1.56	.72	(1.95)	(1.44)
Total from investment operations	1.70	1.76	.93	(1.72)	(1.19)
Distributions from net investment income	(.21)	(.20)	(.21)	(.19)	(.31)
Distributions from net realized gain	-	(.01)	(.02)	(.05)	(1.33)
Total distributions	(.21)	(.21)	(.23) G	(.24)	(1.64)
Net asset value, end of period	$ 16.44	$ 14.95	$ 13.40	$ 12.70	$ 14.66
Total Return A,B	11.44%	13.09%	7.32%	(11.54)%	(7.77)%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.19%	1.20%	1.23%	1.29%	1.20%
Expenses net of fee waivers, if any	1.19%	1.20%	1.23%	1.29%	1.20%
Expenses net of all reductions	1.18%	1.19%	1.21%	1.29%	1.20%
Net investment income (loss)	1.36%	1.33%	1.54%	2.01%	1.59%
Supplemental Data
Net assets, end of period (in millions)	$ 737	$ 673	$ 619	$ 621	$ 778
Portfolio turnover rate E	124%	146% H	116%	215% H	103% H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.23 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.015 per share.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.81	$ 13.27	$ 12.58	$ 14.51	$ 17.32
Income from Investment Operations
Net investment income (loss) C	.12	.11	.13	.16	.16
Net realized and unrealized gain (loss)	1.47	1.54	.71	(1.92)	(1.43)
Total from investment operations	1.59	1.65	.84	(1.76)	(1.27)
Distributions from net investment income	(.10)	(.10)	(.13)	(.13)	(.21)
Distributions from net realized gain	-	(.01)	(.02)	(.04)	(1.33)
Total distributions	(.10)	(.11)	(.15) G	(.17)	(1.54)
Net asset value, end of period	$ 16.30	$ 14.81	$ 13.27	$ 12.58	$ 14.51
Total Return A,B	10.78%	12.42%	6.66%	(11.98)%	(8.31)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.78%	1.80%	1.82%	1.83%	1.79%
Expenses net of fee waivers, if any	1.78%	1.80%	1.82%	1.83%	1.79%
Expenses net of all reductions	1.78%	1.79%	1.81%	1.83%	1.78%
Net investment income (loss)	.76%	.73%	.94%	1.46%	1.00%
Supplemental Data
Net assets, end of period (in millions)	$ 15	$ 19	$ 24	$ 29	$ 45
Portfolio turnover rate E	124%	146% H	116%	215% H	103% H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.15 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.015 per share.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.77	$ 13.23	$ 12.55	$ 14.49	$ 17.30
Income from Investment Operations
Net investment income (loss) C	.13	.12	.13	.17	.16
Net realized and unrealized gain (loss)	1.46	1.55	.71	(1.93)	(1.41)
Total from investment operations	1.59	1.67	.84	(1.76)	(1.25)
Distributions from net investment income	(.12)	(.12)	(.15)	(.13)	(.23)
Distributions from net realized gain	-	(.01)	(.02)	(.05)	(1.33)
Total distributions	(.12)	(.13)	(.16) G	(.18)	(1.56)
Net asset value, end of period	$ 16.24	$ 14.77	$ 13.23	$ 12.55	$ 14.49
Total Return A,B	10.81%	12.59%	6.69%	(12.02)%	(8.22)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.73%	1.74%	1.76%	1.82%	1.74%
Expenses net of fee waivers, if any	1.73%	1.74%	1.76%	1.82%	1.74%
Expenses net of all reductions	1.72%	1.73%	1.75%	1.81%	1.74%
Net investment income (loss)	.81%	.79%	1.00%	1.48%	1.05%
Supplemental Data
Net assets, end of period (in millions)	$ 80	$ 69	$ 62	$ 61	$ 79
Portfolio turnover rate E	124%	146% H	116%	215% H	103% H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.16 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.015 per share.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.06	$ 13.49	$ 12.79	$ 14.76	$ 17.60
Income from Investment Operations
Net investment income (loss) B	.29	.28	.28	.28	.33
Net realized and unrealized gain (loss)	1.49	1.57	.72	(1.95)	(1.44)
Total from investment operations	1.78	1.85	1.00	(1.67)	(1.11)
Distributions from net investment income	(.29)	(.27)	(.28)	(.25)	(.40)
Distributions from net realized gain	-	(.01)	(.02)	(.05)	(1.33)
Total distributions	(.29)	(.28)	(.30) F	(.30)	(1.73)
Net asset value, end of period	$ 16.55	$ 15.06	$ 13.49	$ 12.79	$ 14.76
Total Return A	11.96%	13.69%	7.81%	(11.07)%	(7.29)%
Ratios to Average Net Assets C,E
Expenses before reductions	.70%	.71%	.73%	.79%	.71%
Expenses net of fee waivers, if any	.70%	.71%	.73%	.79%	.71%
Expenses net of all reductions	.70%	.70%	.72%	.78%	.70%
Net investment income (loss)	1.84%	1.82%	2.03%	2.51%	2.09%
Supplemental Data
Net assets, end of period (in millions)	$ 66	$ 42	$ 34	$ 24	$ 29
Portfolio turnover rate D	124%	146% G	116%	215% G	103% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.30 per share is comprised of distributions from net investment income of $.283 and distributions from net realized gain of $.015 per share.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When currentmarket prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or

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3. Significant Accounting Policies - continued

Security Valuation - continued

price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of August 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 130,512
Gross unrealized depreciation	(21,572)
Net unrealized appreciation (depreciation) on securities and other investments	$ 108,940

Tax Cost	$ 1,045,015

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 2,089
Capital loss carryforward	$ (25,212)
Net unrealized appreciation (depreciation)	$ 108,837

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration

2018	$ (25,212)

The tax character of distributions paid was as follows:

	August 31, 2012	August 31, 2011
Ordinary Income	$ 14,297	$ 14,308

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Annual Report

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the

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5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

creditworthiness of all potential counterparties. On certain OTC derivatives such as swap transactions, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (269)	$ 266
Equity Risk
Futures Contracts	686	398
Interest Rate Risk
Swap Agreements	67	(67)
Totals (a)	$ 484	$ 597

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the

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5. Derivative Instruments - continued

Swap Agreements - continued

term of the swap. Any unamortized upfront premiums are included in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation and will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Credit Default Swaps - continued

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $747,836 and $695,672, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .41% of the Fund's average net assets.

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 567	$ 6
Class T	.25%	.25%	3,483	16
Class B	.75%	.25%	170	128
Class C	.75%	.25%	734	98
			$ 4,954	$ 248

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 101
Class T	31
Class B *	36
Class C *	7
$ 175

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 560.25
Class T	1,420.20
Class B	51.30
Class C	181.25
Institutional Class	115.22
	$ 2,327

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $23 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned

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9. Security Lending - continued

securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $45, including one hundred and sixty-nine dollars from securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $52 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2012	2011
From net investment income
Class A	$ 3,516	$ 3,331
Class T	9,160	8,883
Class B	110	152
Class C	559	543
Institutional Class	952	702
Total	$ 14,297	$ 13,611
From net realized gain
Class A	$ -	$ 150
Class T	-	459
Class B	-	17
Class C	-	47
Institutional Class	-	24
Total	$ -	$ 697

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2012	2011	2012	2011
Class A
Shares sold	3,904	3,246	$ 60,588	$ 48,790
Reinvestment of distributions	218	219	3,329	3,283
Shares redeemed	(3,340)	(4,258)	(51,423)	(63,406)
Net increase (decrease)	782	(793)	$ 12,494	$ (11,333)
Class T
Shares sold	11,067	10,027	$ 172,863	$ 151,785
Reinvestment of distributions	569	586	8,748	8,859
Shares redeemed	(11,814)	(11,835)	(183,862)	(178,889)
Net increase (decrease)	(178)	(1,222)	$ (2,251)	$ (18,245)
Class B
Shares sold	87	81	$ 1,346	$ 1,198
Reinvestment of distributions	7	10	100	155
Shares redeemed	(407)	(649)	(6,287)	(9,688)
Net increase (decrease)	(313)	(558)	$ (4,841)	$ (8,335)
Class C
Shares sold	1,141	963	$ 17,545	$ 14,419
Reinvestment of distributions	33	35	505	526
Shares redeemed	(921)	(1,060)	(14,116)	(15,781)
Net increase (decrease)	253	(62)	$ 3,934	$ (836)
Institutional Class
Shares sold	2,144	1,080	$ 33,714	$ 16,651
Reinvestment of distributions	60	47	930	711
Shares redeemed	(1,029)	(877)	(16,325)	(13,330)
Net increase (decrease)	1,175	250	$ 18,319	$ 4,032

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Balanced Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Balanced Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of August 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Balanced Fund as of August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 18, 2012

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 228 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (55)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (64)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (58)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (68)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (67)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (61)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (68)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (73)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Univar Inc. (global distributor of commodity and specialty chemicals, Chairman from 2010-May 2012 and Lead Director from May 2012-present), Teradata Corporation (data warehousing and technology solutions, 2008-present), Maersk Inc. (industrial conglomerate), and Tyco International, Ltd. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012).

David M. Thomas (63)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (61)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for David A. Rosow and Garnett A. Smith may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (82)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (68)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

David A. Rosow (69)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida.

Garnett A. Smith (64)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith is a board member of the Jackson Hole Land Trust (2009-present).

Kenneth B. Robins (43)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (47)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as President of Fidelity Research & Analysis Company (2010-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investment Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (47)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (43)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (44)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (54)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 6.74% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $5,689,102 of distributions paid during the period January 1, 2012 to August 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Class A designates 17%, 51%, 88% and 86%; Class T designates 20%, 58%, 100% and 100%; Class B designates 40%, 93%, 100% and 100%; and Class C designates 34%, 86%, 100% and 100%; of the dividends distributed in October 2011, December 2011, April 2012, and July 2012 , respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 20%, 61%, 100% and 100%; Class T designates 24%, 69%, 100%, and 100%; Class B designates 48%, 100%, 100% and 100%; and Class C designates 41%, 100%, 100% and 100%; of the dividends distributed in October 2011, December 2011, April 2012, and July 2012, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of Institutional Class (Class I) and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories in both equity and bond securities.

Annual Report

Fidelity Advisor Balanced Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the first quartile for the one-and three-year periods and the second quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the one-and five-year periods, although the three-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board noted that there was a portfolio management change for the fund in November 2011. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Advisor Balanced Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, and Institutional Class ranked below its competitive median for 2011 and the total expense ratio of Class T ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AIG-UANN-1012
1.786673.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Balanced Fund -

Institutional Class

Annual Report

August 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2012	Past 1 year	Past 5 years	Past 10 years
Institutional Class	11.96%	2.50%	5.95%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Balanced Fund - Institutional Class on August 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks posted a strong gain for the 12 months ending August 31, 2012, overcoming losses sustained last summer and extending an uptrend that began in March 2009. The broad-based S&P 500® Index added 18.00% for the 12-month period, while the blue-chip-laden Dow Jones Industrial AverageSM and technology-heavy Nasdaq Composite® Index rose 15.86% and 20.26%, respectively. Uncertainty prevailed early on, as Greece neared insolvency and fear of debt contagion in Europe led the S&P 500® to its lowest point in more than a year, in early October. Markets reversed course that same month, and the S&P 500® rose to its largest monthly gain in two decades. Despite a rough patch in the spring, U.S. stocks pushed ahead for much of the remainder of the period, fueled by solid corporate earnings, a reviving housing market and hope for a solution in the eurozone. Elsewhere, foreign developed-markets stocks languished amid the European turmoil and as local currencies weakened versus the dollar, leaving the MSCI® EAFE® Index up just 0.10%. In the fixed-income arena, the search for yield benefited high-income securities, which returned 13.01%, according to The BofA Merrill LynchSM US High Yield Constrained Index. Higher-quality debt registered a more muted advance, with the Barclays® U.S. Aggregate Bond Index - a proxy for investment-grade debt - returning 5.78%.

Comments from Robert Stansky, Head of Fidelity's Stock Selector Large Cap Group, which manages Fidelity Advisor® Balanced Fund: For the year, the fund's Institutional Class shares returned 11.96%, trailing the 13.34% advance of the Fidelity Balanced 60/40 Composite IndexSM, a hypothetical blend of the total returns of the S&P 500 and the Barclays® U.S. Aggregate Bond Index, using weightings of 60% and 40%, respectively. Disappointing stock selection hurt performance, although the negative impact was modestly offset by our overweighting in equities. The fund benefited the most from our fixed-income investments, including good picks and an underweighting in investment-grade bonds, and a small out-of-index allocation to high-yield bonds. Looking at individual holdings, the biggest detractor was enterprise software firm Oracle, primarily due to positioning during the first half of the period. The stock declined sharply in December, due to concern about future earnings, and we sold it by period end. Our decision to not own telecom giant and benchmark component AT&T for nearly the entire period also detracted. We were concerned about the stock's valuation. Conversely, a sizable position in Apple was the fund's top individual contributor, as the company's iPad® tablet computer and iPhone® smartphone continued to define their respective categories, helping the stock maintain its run of strong performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Class A	.97%
Actual		$ 1,000.00	$ 1,030.00	$ 4.95
Hypothetical A		$ 1,000.00	$ 1,020.26	$ 4.93
Class T	1.18%
Actual		$ 1,000.00	$ 1,029.20	$ 6.02
Hypothetical A		$ 1,000.00	$ 1,019.20	$ 5.99
Class B	1.78%
Actual		$ 1,000.00	$ 1,025.60	$ 9.06
Hypothetical A		$ 1,000.00	$ 1,016.19	$ 9.02
Class C	1.72%
Actual		$ 1,000.00	$ 1,026.50	$ 8.76
Hypothetical A		$ 1,000.00	$ 1,016.49	$ 8.72
Institutional Class	.69%
Actual		$ 1,000.00	$ 1,031.90	$ 3.52
Hypothetical A		$ 1,000.00	$ 1,021.67	$ 3.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Fund's in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Top Five Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.7	4.2
QUALCOMM, Inc.	1.5	1.3
Microsoft Corp.	1.5	1.3
Exxon Mobil Corp.	1.5	0.9
Procter & Gamble Co.	1.3	1.5
	10.5
Top Five Bond Issuers as of August 31, 2012
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	8.8	8.7
Fannie Mae	7.8	5.3
Freddie Mac	2.5	3.0
Ginnie Mae	2.2	2.4
Wachovia Bank Commercial Mortgage Trust	0.6	0.6
	21.9
Top Five Market Sectors as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	13.7	13.3
Financials	13.3	13.2
Energy	8.5	9.0
Health Care	7.6	7.4
Consumer Staples	7.6	7.4
Asset Allocation (% of fund's net assets)
As of August 31, 2012 *		As of February 29, 2012**
	Stocks and Equity Futures 63.7%		Stocks and Equity Futures 63.4%
	Bonds 33.8%		Bonds 33.0%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Other Investments 0.2%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets (Liabilities) 2.2%		Short-Term Investments and Net Other Assets (Liabilities) 3.3%
* Foreign investments	8.9%	** Foreign investments	12.5%

Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable. A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2012

Showing Percentage of Net Assets

Common Stocks - 62.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.4%
Diversified Consumer Services - 0.0%
Weight Watchers International, Inc.	5,571	$ 266
Hotels, Restaurants & Leisure - 1.2%
Arcos Dorados Holdings, Inc.	38,585	510
Domino's Pizza, Inc.	45,680	1,619
Dunkin' Brands Group, Inc.	19,100	556
Icahn Enterprises LP rights (a)	15,231	0
McDonald's Corp.	42,263	3,782
Starbucks Corp.	60,589	3,006
Yum! Brands, Inc.	63,032	4,016
		13,489
Internet & Catalog Retail - 0.4%
Kayak Software Corp. (e)	11,301	309
Priceline.com, Inc. (a)	6,241	3,773
		4,082
Media - 2.8%
Comcast Corp. Class A	368,172	12,345
DIRECTV (a)	91,566	4,770
Legend Pictures LLC (a)(n)(o)	415	444
News Corp. Class A	272,992	6,385
Sirius XM Radio, Inc. (a)	315,961	799
The Walt Disney Co.	141,734	7,012
		31,755
Multiline Retail - 0.3%
Dollar General Corp. (a)	79,252	4,047
Specialty Retail - 1.5%
AutoZone, Inc. (a)	8,350	3,020
CarMax, Inc. (a)	14,582	446
Limited Brands, Inc.	30,637	1,489
Lowe's Companies, Inc.	223,772	6,373
TJX Companies, Inc.	121,070	5,544
		16,872
Textiles, Apparel & Luxury Goods - 0.2%
Under Armour, Inc. Class A (sub. vtg.) (a)	42,052	2,448
TOTAL CONSUMER DISCRETIONARY		72,959
CONSUMER STAPLES - 7.0%
Beverages - 2.5%
Anheuser-Busch InBev SA NV	35,526	2,989
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Coca-Cola Bottling Co. CONSOLIDATED	6,356	$ 436
Coca-Cola FEMSA SAB de CV sponsored ADR	1,662	203
Coca-Cola Icecek A/S	21,062	375
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	8,770	330
Constellation Brands, Inc. Class A (sub. vtg.) (a)	80,129	2,639
Diageo PLC sponsored ADR	26,794	2,926
Embotelladora Andina SA sponsored ADR	11,652	384
Molson Coors Brewing Co. Class B	34,091	1,518
Monster Beverage Corp. (a)	5,327	314
Pernod Ricard SA	18,696	2,015
Remy Cointreau SA (e)	9,530	1,089
The Coca-Cola Co.	362,070	13,541
		28,759
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	173,979	7,925
Drogasil SA	23,600	250
Kroger Co.	43,442	968
Safeway, Inc.	15,435	242
Wal-Mart Stores, Inc.	21,374	1,552
Walgreen Co.	20,893	747
		11,684
Food Products - 0.5%
Bunge Ltd.	18,941	1,206
Green Mountain Coffee Roasters, Inc. (a)	9,111	221
Mead Johnson Nutrition Co. Class A	7,480	549
Nestle SA	18,343	1,140
Orion Corp.	298	242
Pilgrims Pride Corp.	40,600	216
Unilever NV (NY Reg.)	55,261	1,922
		5,496
Household Products - 1.5%
Colgate-Palmolive Co.	17,723	1,884
Procter & Gamble Co.	226,011	15,186
Spectrum Brands Holdings, Inc.	11,006	405
		17,475
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.2%
L'Oreal SA	13,984	$ 1,719
Nu Skin Enterprises, Inc. Class A	15,260	633
		2,352
Tobacco - 1.3%
Altria Group, Inc.	28,682	974
British American Tobacco PLC sponsored ADR	112,154	11,747
Philip Morris International, Inc.	10,860	970
Souza Cruz SA	25,850	347
		14,038
TOTAL CONSUMER STAPLES		79,804
ENERGY - 7.0%
Energy Equipment & Services - 1.5%
Cameron International Corp. (a)	40,747	2,229
Ensco PLC Class A	45,466	2,608
Forum Energy Technologies, Inc.	18,665	442
Halliburton Co.	40,848	1,338
National Oilwell Varco, Inc.	58,172	4,584
Noble Corp.	59,574	2,272
Ocean Rig UDW, Inc. (United States)	24,844	416
Oceaneering International, Inc.	11,977	641
Oil States International, Inc. (a)	5,522	432
Schlumberger Ltd.	34,616	2,506
Vantage Drilling Co. (a)	258,600	393
		17,861
Oil, Gas & Consumable Fuels - 5.5%
Anadarko Petroleum Corp.	49,214	3,409
Apache Corp.	45,583	3,909
Cheniere Energy, Inc. (a)	10,200	151
Chevron Corp.	68,867	7,724
Cobalt International Energy, Inc. (a)	17,391	395
EQT Corp.	19,700	1,063
Exxon Mobil Corp.	197,682	17,258
Halcon Resources Corp. (o)	40,000	307
Hess Corp.	33,853	1,711
HollyFrontier Corp.	45,674	1,840
InterOil Corp. (a)(e)	16,950	1,348
Marathon Oil Corp.	111,255	3,095
Marathon Petroleum Corp.	64,938	3,361
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Noble Energy, Inc.	17,772	$ 1,562
Northern Tier Energy LP Class A	25,000	458
Occidental Petroleum Corp.	56,886	4,836
Phillips 66	20,527	862
Royal Dutch Shell PLC Class B sponsored ADR	67,412	4,866
Suncor Energy, Inc.	87,390	2,731
Williams Companies, Inc.	61,200	1,975
		62,861
TOTAL ENERGY		80,722
FINANCIALS - 9.4%
Capital Markets - 0.8%
BlackRock, Inc. Class A	16,337	2,881
E*TRADE Financial Corp. (a)	35,200	302
Evercore Partners, Inc. Class A	13,500	333
ICAP PLC	51,500	260
Invesco Ltd.	51,462	1,219
Morgan Stanley	65,700	986
State Street Corp.	31,766	1,321
TD Ameritrade Holding Corp.	50,964	872
The Blackstone Group LP	58,565	790
UBS AG	36,244	404
		9,368
Commercial Banks - 2.3%
CIT Group, Inc. (a)	39,759	1,501
Comerica, Inc.	62,194	1,910
Credit Agricole SA (a)	52,276	305
FirstMerit Corp.	18,556	291
Huntington Bancshares, Inc.	265,589	1,753
Lloyds Banking Group PLC (a)	428,900	226
M&T Bank Corp.	17,581	1,528
Synovus Financial Corp. (e)	249,205	518
U.S. Bancorp	400,736	13,389
Wells Fargo & Co.	132,466	4,508
		25,929
Consumer Finance - 1.5%
Capital One Financial Corp.	225,528	12,749
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services	20,448	$ 792
SLM Corp.	226,112	3,561
		17,102
Diversified Financial Services - 1.7%
African Bank Investments Ltd.	38,200	148
Bank of America Corp.	192,375	1,537
Citigroup, Inc.	283,848	8,433
JPMorgan Chase & Co.	256,427	9,524
NBH Holdings Corp. Class A (a)(f)	28,500	506
		20,148
Insurance - 2.0%
ACE Ltd.	27,787	2,049
Amlin PLC	110,611	677
Berkshire Hathaway, Inc.:
Class A (a)	13	1,645
Class B (a)	27,353	2,307
Fairfax Financial Holdings Ltd. (sub. vtg.)	3,900	1,468
Hartford Financial Services Group, Inc.	86,895	1,558
MetLife, Inc.	159,005	5,427
Prudential Financial, Inc.	10,000	545
The Travelers Companies, Inc.	58,532	3,789
Torchmark Corp.	27,900	1,428
Validus Holdings Ltd.	52,513	1,760
		22,653
Real Estate Investment Trusts - 0.9%
American Tower Corp.	63,610	4,478
Camden Property Trust (SBI)	17,291	1,201
Equity Lifestyle Properties, Inc.	16,510	1,135
Home Properties, Inc.	1,600	102
Japan Retail Fund Investment Corp.	191	327
Sun Communities, Inc.	15,742	721
The Macerich Co.	38,558	2,297
		10,261
Thrifts & Mortgage Finance - 0.2%
Ocwen Financial Corp. (a)	113,380	2,917
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Washington Mutual, Inc. (a)	130,000	$ 0
WMI Holdings Corp. (a)	4,454	2
		2,919
TOTAL FINANCIALS		108,380
HEALTH CARE - 7.3%
Biotechnology - 2.2%
Alexion Pharmaceuticals, Inc. (a)	7,549	809
Amgen, Inc.	109,498	9,189
Biogen Idec, Inc. (a)	28,926	4,240
BioMarin Pharmaceutical, Inc. (a)	31,705	1,184
CSL Ltd.	15,769	724
CSL Ltd. ADR	20,000	458
Gilead Sciences, Inc. (a)	116,145	6,700
Onyx Pharmaceuticals, Inc. (a)	22,385	1,610
Theravance, Inc. (a)	10,500	280
		25,194
Health Care Equipment & Supplies - 1.0%
C.R. Bard, Inc.	20,466	2,008
Covidien PLC	66,407	3,722
Edwards Lifesciences Corp. (a)	28,246	2,884
Quidel Corp. (a)	70,170	1,140
The Cooper Companies, Inc.	21,852	1,832
		11,586
Health Care Providers & Services - 1.3%
Catamaran Corp. (a)	8,791	763
CIGNA Corp.	43,378	1,985
Express Scripts Holding Co. (a)	21,438	1,342
Henry Schein, Inc. (a)	38,388	2,949
McKesson Corp.	20,110	1,752
Omnicare, Inc.	18,381	595
UnitedHealth Group, Inc.	95,354	5,178
WellPoint, Inc.	4,700	281
		14,845
Pharmaceuticals - 2.8%
Allergan, Inc.	41,348	3,561
Eli Lilly & Co.	23,000	1,033
GlaxoSmithKline PLC sponsored ADR	29,402	1,337
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	139,431	$ 6,003
Optimer Pharmaceuticals, Inc. (a)	30,900	464
Pfizer, Inc.	626,628	14,951
Sanofi SA sponsored ADR	31,409	1,286
Valeant Pharmaceuticals International, Inc. (Canada) (a)	59,082	3,025
		31,660
TOTAL HEALTH CARE		83,285
INDUSTRIALS - 6.5%
Aerospace & Defense - 1.9%
Honeywell International, Inc.	76,976	4,499
MTU Aero Engines Holdings AG	12,181	930
Precision Castparts Corp.	18,535	2,986
Raytheon Co.	38,100	2,153
Textron, Inc.	116,866	3,123
The Boeing Co.	49,815	3,557
United Technologies Corp.	60,890	4,862
		22,110
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	68,224	5,036
Building Products - 0.5%
Armstrong World Industries, Inc.	36,851	1,620
Owens Corning (a)	81,888	2,732
Quanex Building Products Corp.	52,570	920
		5,272
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)	18,937	1,733
Electrical Equipment - 0.4%
Regal-Beloit Corp.	34,878	2,374
Roper Industries, Inc.	19,452	1,999
		4,373
Industrial Conglomerates - 1.8%
Danaher Corp.	77,289	4,140
General Electric Co.	677,250	14,026
Tyco International Ltd.	44,524	2,510
		20,676
Machinery - 0.5%
Caterpillar, Inc.	11,397	973
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Cummins, Inc.	24,415	$ 2,371
Fiat Industrial SpA	36,449	367
Illinois Tool Works, Inc.	42,323	2,509
		6,220
Road & Rail - 0.7%
CSX Corp.	107,177	2,407
J.B. Hunt Transport Services, Inc.	10,800	566
Union Pacific Corp.	44,795	5,440
		8,413
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	5,300	1,092
TOTAL INDUSTRIALS		74,925
INFORMATION TECHNOLOGY - 13.4%
Communications Equipment - 2.1%
Acme Packet, Inc. (a)	47,946	915
ADTRAN, Inc.	59,373	1,205
Finisar Corp. (a)	53,182	731
Juniper Networks, Inc. (a)	150,258	2,620
NETGEAR, Inc. (a)	17,433	638
QUALCOMM, Inc.	290,277	17,840
Riverbed Technology, Inc. (a)	33,395	668
		24,617
Computers & Peripherals - 5.1%
Apple, Inc.	80,649	53,647
NetApp, Inc. (a)	8,550	295
Pegatron Corp.	100,000	126
SanDisk Corp. (a)	103,691	4,274
		58,342
Electronic Equipment & Components - 0.4%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	665,500	1,888
Jabil Circuit, Inc.	99,797	2,273
Uni-Pixel Inc. (a)	4,900	30
		4,191
Internet Software & Services - 1.0%
Dice Holdings, Inc. (a)	49,870	398
eBay, Inc. (a)	60,328	2,864
Facebook, Inc. Class A	46,257	836
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc. Class A (a)	7,624	$ 5,223
Mail.ru Group Ltd.:
GDR (f)	20,400	669
GDR (Reg. S)	10,228	335
VeriSign, Inc. (a)	18,305	873
		11,198
IT Services - 0.0%
Accenture PLC Class A	1,714	106
Semiconductors & Semiconductor Equipment - 2.3%
Analog Devices, Inc.	179,620	7,138
ARM Holdings PLC sponsored ADR	40,000	1,090
ASAT Holdings Ltd. (a)	6,352	0
ASML Holding NV	27,129	1,540
Avago Technologies Ltd.	114,265	4,179
Dialog Semiconductor PLC (a)	34,600	745
Fairchild Semiconductor International, Inc. (a)	44,693	649
International Rectifier Corp. (a)	35,933	626
Maxim Integrated Products, Inc.	64,594	1,753
Micron Technology, Inc. (a)	372,569	2,314
NXP Semiconductors NV (a)	69,217	1,614
ON Semiconductor Corp. (a)	146,177	911
PMC-Sierra, Inc. (a)	139,323	815
RF Micro Devices, Inc. (a)	265,655	996
Rubicon Technology, Inc. (a)(e)	6,648	56
Skyworks Solutions, Inc. (a)	61,746	1,881
		26,307
Software - 2.5%
Check Point Software Technologies Ltd. (a)	59,298	2,733
Citrix Systems, Inc. (a)	82,371	6,399
Microsoft Corp.	573,783	17,684
Sourcefire, Inc. (a)	18,589	965
VMware, Inc. Class A (a)	11,958	1,065
		28,846
TOTAL INFORMATION TECHNOLOGY		153,607
MATERIALS - 2.1%
Chemicals - 1.4%
Air Products & Chemicals, Inc.	36,971	3,053
E.I. du Pont de Nemours & Co.	79,174	3,939
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Eastman Chemical Co.	35,933	$ 1,986
Ecolab, Inc.	28,321	1,813
LyondellBasell Industries NV Class A	28,038	1,369
Sherwin-Williams Co.	17,199	2,461
Sigma Aldrich Corp.	22,351	1,588
		16,209
Containers & Packaging - 0.3%
Ball Corp.	38,322	1,616
Rock-Tenn Co. Class A	26,820	1,791
		3,407
Metals & Mining - 0.4%
First Quantum Minerals Ltd.	83,650	1,611
Goldcorp, Inc.	43,709	1,794
Turquoise Hill Resources Ltd. (a)	108,029	868
		4,273
TOTAL MATERIALS		23,889
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	103,190	3,781
CenturyLink, Inc.	97,243	4,109
Verizon Communications, Inc.	121,652	5,224
		13,114
Wireless Telecommunication Services - 0.3%
SBA Communications Corp. Class A (a)	24,227	1,448
Sprint Nextel Corp. (a)	494,135	2,397
		3,845
TOTAL TELECOMMUNICATION SERVICES		16,959
UTILITIES - 2.2%
Electric Utilities - 1.4%
American Electric Power Co., Inc.	22,475	966
Duke Energy Corp.	76,515	4,957
Edison International	84,135	3,684
FirstEnergy Corp.	71,884	3,141
NextEra Energy, Inc.	50,370	3,390
		16,138
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - 0.0%
ONEOK, Inc.	10,074	$ 449
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc.	13,000	277
The AES Corp.	148,655	1,693
		1,970
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	75,447	1,538
NiSource, Inc.	38,176	929
PG&E Corp.	32,248	1,400
Sempra Energy	40,850	2,704
		6,571
TOTAL UTILITIES		25,128
TOTAL COMMON STOCKS (Cost $630,170)		719,658
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Jumptap, Inc. Series G (o)	49,842	359
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	173	0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $365)		359
Nonconvertible Bonds - 7.4%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.6%
Media - 0.6%
AOL Time Warner, Inc. 7.625% 4/15/31	$ 500	680
Comcast Corp.:
3.125% 7/15/22	151	158
4.65% 7/15/42	276	295
4.95% 6/15/16	15	17
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp.: - continued
5.15% 3/1/20	$ 14	$ 17
5.7% 5/15/18	515	623
6.4% 3/1/40	25	33
6.45% 3/15/37	238	308
Discovery Communications LLC:
3.7% 6/1/15	260	279
6.35% 6/1/40	236	304
NBCUniversal Media LLC:
3.65% 4/30/15	137	147
5.15% 4/30/20	431	509
6.4% 4/30/40	309	401
News America Holdings, Inc. 7.75% 12/1/45	576	783
News America, Inc.:
6.15% 3/1/37	235	286
6.15% 2/15/41	186	229
Time Warner Cable, Inc.:
4.5% 9/15/42	290	289
6.2% 7/1/13	18	19
6.75% 7/1/18	439	549
Time Warner, Inc.:
3.15% 7/15/15	9	10
5.875% 11/15/16	12	14
6.5% 11/15/36	232	290
Viacom, Inc.:
3.5% 4/1/17	583	633
6.75% 10/5/37	105	140
		7,013
Specialty Retail - 0.0%
Staples, Inc. 7.375% 10/1/12	18	18
TOTAL CONSUMER DISCRETIONARY		7,031
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Beam, Inc.:
1.875% 5/15/17	76	78
3.25% 5/15/22	90	93
FBG Finance Ltd. 5.125% 6/15/15 (f)	23	25
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Fortune Brands, Inc.:
5.375% 1/15/16	$ 4	$ 5
5.875% 1/15/36	172	206
6.375% 6/15/14	369	404
SABMiller Holdings, Inc. 3.75% 1/15/22 (f)	285	309
		1,120
Food Products - 0.1%
Kraft Foods, Inc.:
5.375% 2/10/20	387	465
6.125% 2/1/18	416	506
6.5% 8/11/17	375	461
6.5% 2/9/40	73	101
		1,533
Tobacco - 0.3%
Altria Group, Inc.:
2.85% 8/9/22	262	261
4.25% 8/9/42	262	256
9.7% 11/10/18	962	1,381
Philip Morris International, Inc. 4.875% 5/16/13	291	300
Reynolds American, Inc.:
6.75% 6/15/17	23	28
7.25% 6/15/37	409	525
		2,751
TOTAL CONSUMER STAPLES		5,404
ENERGY - 1.3%
Energy Equipment & Services - 0.2%
DCP Midstream LLC:
4.75% 9/30/21 (f)	364	386
5.35% 3/15/20 (f)	327	359
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	371	392
5% 10/1/21	146	160
6.5% 4/1/20	24	28
Transocean, Inc.:
5.05% 12/15/16	238	264
6.375% 12/15/21	315	380
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Weatherford International Ltd.:
4.95% 10/15/13	$ 14	$ 15
5.15% 3/15/13	18	18
		2,002
Oil, Gas & Consumable Fuels - 1.1%
Anadarko Petroleum Corp.:
5.95% 9/15/16	16	19
6.375% 9/15/17	673	805
Apache Corp.:
3.25% 4/15/22	229	246
4.75% 4/15/43	243	279
Canadian Natural Resources Ltd. 5.15% 2/1/13	36	37
Duke Energy Field Services:
5.375% 10/15/15 (f)	10	11
6.45% 11/3/36 (f)	375	433
El Paso Natural Gas Co. 5.95% 4/15/17	7	8
Enbridge Energy Partners LP 4.2% 9/15/21	438	468
Encana Holdings Finance Corp. 5.8% 5/1/14	23	25
Enterprise Products Operating LP 5.6% 10/15/14	16	18
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (f)	7	8
Marathon Petroleum Corp. 5.125% 3/1/21	215	247
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (f)	357	368
Motiva Enterprises LLC:
5.75% 1/15/20 (f)	156	187
6.85% 1/15/40 (f)	223	294
Nakilat, Inc. 6.067% 12/31/33 (f)	279	330
Nexen, Inc. 5.2% 3/10/15	7	8
Pemex Project Funding Master Trust 1.0669% 12/3/12 (f)(k)	200	200
Petro-Canada 6.05% 5/15/18	150	183
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	354	372
5.375% 1/27/21	551	613
5.75% 1/20/20	488	550
7.875% 3/15/19	399	495
Petroleos Mexicanos:
4.875% 1/24/22 (f)	237	266
5.5% 1/21/21	369	431
5.5% 6/27/44 (f)	368	400
6% 3/5/20	21	25
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos: - continued
6.5% 6/2/41 (f)	$ 821	$ 1,020
Phillips 66:
4.3% 4/1/22 (f)	338	368
5.875% 5/1/42 (f)	289	342
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	173	183
3.95% 9/15/15	202	218
4.25% 9/1/12	16	16
6.125% 1/15/17	205	243
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (f)	250	250
5.5% 9/30/14 (f)	250	269
6.332% 9/30/27 (f)	380	449
6.75% 9/30/19 (f)	250	310
Rockies Express Pipeline LLC 6.25% 7/15/13 (f)	22	23
Spectra Energy Capital, LLC 5.65% 3/1/20	10	12
Spectra Energy Partners, LP:
2.95% 6/15/16	69	70
4.6% 6/15/21	90	98
Suncor Energy, Inc. 6.1% 6/1/18	395	483
Texas Eastern Transmission LP 6% 9/15/17 (f)	326	379
Western Gas Partners LP 5.375% 6/1/21	393	436
		12,495
TOTAL ENERGY		14,497
FINANCIALS - 3.5%
Capital Markets - 0.4%
BlackRock, Inc.:
3.375% 6/1/22	219	232
4.25% 5/24/21	165	186
Goldman Sachs Group, Inc.:
5.25% 7/27/21	96	102
5.625% 1/15/17	500	542
5.75% 1/24/22	566	625
5.95% 1/18/18	32	36
6% 6/15/20	600	672
6.15% 4/1/18	36	41
6.75% 10/1/37	187	195
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Lazard Group LLC:
6.85% 6/15/17	$ 31	$ 35
7.125% 5/15/15	11	12
Morgan Stanley:
4.75% 4/1/14	335	345
5.5% 7/28/21	702	720
6.625% 4/1/18	600	663
		4,406
Commercial Banks - 0.5%
Bank of America NA 5.3% 3/15/17	420	457
Credit Suisse New York Branch 6% 2/15/18	632	702
Discover Bank 8.7% 11/18/19	445	563
Fifth Third Bancorp 8.25% 3/1/38	94	131
Fifth Third Bank 4.75% 2/1/15	250	267
Fifth Third Capital Trust IV 6.5% 4/15/67 (k)	233	233
HBOS PLC 6.75% 5/21/18 (f)	180	178
HSBC Holdings PLC 4% 3/30/22	328	352
Huntington Bancshares, Inc. 7% 12/15/20	97	116
JPMorgan Chase Bank 6% 10/1/17	250	294
KeyBank NA:
5.45% 3/3/16	294	329
5.8% 7/1/14	322	345
Marshall & Ilsley Bank:
5% 1/17/17	231	259
5.25% 9/4/12	112	112
Regions Bank:
6.45% 6/26/37	402	403
7.5% 5/15/18	282	329
Regions Financial Corp.:
5.75% 6/15/15	73	78
7.75% 11/10/14	229	254
UnionBanCal Corp. 5.25% 12/16/13	5	5
Wachovia Corp. 5.625% 10/15/16	27	31
Wells Fargo & Co.:
3.625% 4/15/15	218	233
3.676% 6/15/16	160	174
		5,845
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - 0.3%
Discover Financial Services:
5.2% 4/27/22	$ 42	$ 45
6.45% 6/12/17	1,019	1,154
General Electric Capital Corp.:
2.25% 11/9/15	633	655
2.95% 5/9/16	185	195
3.5% 6/29/15	192	205
6% 8/7/19	1,000	1,215
		3,469
Diversified Financial Services - 0.7%
Bank of America Corp.:
3.875% 3/22/17	380	400
5.65% 5/1/18	205	229
5.7% 1/24/22	193	218
5.75% 12/1/17	615	688
6.5% 8/1/16	300	342
BP Capital Markets PLC:
3.625% 5/8/14	14	15
4.5% 10/1/20	21	24
4.742% 3/11/21	300	352
Capital One Capital V 10.25% 8/15/39	344	354
Citigroup, Inc.:
3.953% 6/15/16	397	419
4.75% 5/19/15	1,151	1,236
5.875% 1/30/42	282	332
6.125% 5/15/18	685	795
6.5% 8/19/13	164	172
JPMorgan Chase & Co.:
2% 8/15/17	300	302
3.15% 7/5/16	430	455
4.35% 8/15/21	420	461
4.5% 1/24/22	134	149
4.95% 3/25/20	661	757
TECO Finance, Inc.:
4% 3/15/16	96	104
5.15% 3/15/20	141	164
		7,968
Insurance - 0.6%
Allstate Corp. 6.2% 5/16/14	264	288
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
American International Group, Inc. 4.875% 9/15/16	$ 257	$ 282
Aon Corp.:
3.125% 5/27/16	376	397
3.5% 9/30/15	151	159
5% 9/30/20	133	153
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(k)	12	12
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	347	373
5.375% 3/15/17	6	7
6.625% 4/15/42	250	281
Liberty Mutual Group, Inc.:
5% 6/1/21 (f)	421	442
6.5% 3/15/35 (f)	327	351
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	233	262
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (f)	199	227
MetLife, Inc.:
4.75% 2/8/21	137	159
6.75% 6/1/16	290	347
Metropolitan Life Global Funding I 5.125% 6/10/14 (f)	255	274
Monumental Global Funding III 5.5% 4/22/13 (f)	18	18
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)	222	286
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	203	276
Pacific LifeCorp 6% 2/10/20 (f)	230	256
Prudential Financial, Inc.:
3.625% 9/17/12	500	501
4.5% 11/16/21	200	221
4.75% 9/17/15	500	549
5.15% 1/15/13	26	26
5.8% 11/16/41	262	300
6.2% 11/15/40	134	158
7.375% 6/15/19	120	151
Symetra Financial Corp. 6.125% 4/1/16 (f)	38	41
Unum Group:
5.625% 9/15/20	270	298
5.75% 8/15/42	298	307
7.125% 9/30/16	19	22
		7,424
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.4%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	$ 108	$ 114
Boston Properties, Inc. 3.85% 2/1/23	248	260
BRE Properties, Inc. 5.5% 3/15/17	21	24
DDR Corp. 4.625% 7/15/22	132	137
Developers Diversified Realty Corp.:
4.75% 4/15/18	313	336
7.5% 4/1/17	203	238
Duke Realty LP:
4.375% 6/15/22	207	216
4.625% 5/15/13	5	5
5.4% 8/15/14	221	236
5.95% 2/15/17	57	64
6.25% 5/15/13	285	294
6.5% 1/15/18	285	330
6.75% 3/15/20	12	14
8.25% 8/15/19	127	161
Equity One, Inc.:
5.375% 10/15/15	47	51
6.25% 12/15/14	947	1,027
Federal Realty Investment Trust 5.9% 4/1/20	95	114
HRPT Properties Trust 5.75% 11/1/15	50	53
UDR, Inc. 5.5% 4/1/14	498	525
Washington (REIT) 5.25% 1/15/14	10	10
		4,209
Real Estate Management & Development - 0.6%
BioMed Realty LP:
3.85% 4/15/16	390	408
4.25% 7/15/22	163	170
6.125% 4/15/20	126	147
Brandywine Operating Partnership LP 5.7% 5/1/17	1,000	1,092
Digital Realty Trust LP:
4.5% 7/15/15	172	182
5.25% 3/15/21	201	222
ERP Operating LP:
4.625% 12/15/21	724	830
4.75% 7/15/20	265	300
5.375% 8/1/16	117	133
5.5% 10/1/12	139	139
5.75% 6/15/17	567	668
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP:
4.125% 6/15/22	$ 177	$ 184
4.75% 10/1/20	394	429
5.125% 3/2/15	7	8
5.5% 12/15/16	12	13
6.625% 10/1/17	281	330
Mack-Cali Realty LP:
4.5% 4/18/22	108	114
7.75% 8/15/19	23	28
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)	57	58
5.5% 1/15/14 (f)	6	6
5.7% 4/15/17 (f)	13	14
Simon Property Group LP:
2.8% 1/30/17	82	86
4.125% 12/1/21	229	253
4.2% 2/1/15	138	147
Tanger Properties LP:
6.125% 6/1/20	478	567
6.15% 11/15/15	33	37
		6,565
TOTAL FINANCIALS		39,886
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Amgen, Inc. 5.15% 11/15/41	350	383
Celgene Corp. 2.45% 10/15/15	20	21
		404
Health Care Providers & Services - 0.1%
Aristotle Holding, Inc. 4.75% 11/15/21 (f)	378	436
Express Scripts, Inc.:
3.125% 5/15/16	357	380
6.25% 6/15/14	98	107
Medco Health Solutions, Inc.:
2.75% 9/15/15	38	40
4.125% 9/15/20	259	282
		1,245
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.0%
Watson Pharmaceuticals, Inc. 5% 8/15/14	$ 23	$ 24
TOTAL HEALTH CARE		1,673
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (f)	18	19
6.375% 6/1/19 (f)	309	369
United Technologies Corp.:
3.1% 6/1/22	365	389
4.5% 6/1/42	365	416
		1,193
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	18	19
6.9% 7/2/19	5	6
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	10	11
8.36% 1/20/19	9	9
		45
TOTAL INDUSTRIALS		1,238
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	28	30
6% 10/1/12	788	791
		821
Office Electronics - 0.0%
Xerox Corp.:
4.25% 2/15/15	12	13
4.5% 5/15/21	128	135
		148
TOTAL INFORMATION TECHNOLOGY		969
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 0.2%
Chemicals - 0.1%
Dow Chemical Co.:
4.125% 11/15/21	$ 343	$ 376
4.25% 11/15/20	186	205
7.6% 5/15/14	501	556
		1,137
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	15	17
Metals & Mining - 0.1%
Anglo American Capital PLC 9.375% 4/8/14 (f)	211	237
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (f)	360	388
Vale Overseas Ltd.:
4.375% 1/11/22	200	205
6.25% 1/23/17	503	577
		1,407
TOTAL MATERIALS		2,561
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
AT&T, Inc. 6.3% 1/15/38	398	520
CenturyLink, Inc.:
6.15% 9/15/19	164	179
6.45% 6/15/21	191	213
Embarq Corp. 7.995% 6/1/36	175	194
Telefonica Emisiones SAU 5.462% 2/16/21	242	223
Verizon Communications, Inc.:
6.25% 4/1/37	187	248
6.9% 4/15/38	260	369
		1,946
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV:
2.375% 9/8/16	276	287
3.125% 7/16/22	255	262
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.15% 3/15/42	140	143
5.875% 10/1/19	440	517
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
DIRECTV Holdings LLC/DIRECTV Financing, Inc.: - continued
6.35% 3/15/40	$ 131	$ 154
Vodafone Group PLC 5% 12/16/13	18	19
		1,382
TOTAL TELECOMMUNICATION SERVICES		3,328
UTILITIES - 0.7%
Electric Utilities - 0.3%
Alabama Power Co. 3.375% 10/1/20	202	221
Ameren Illinois Co. 6.125% 11/15/17	165	195
Cleveland Electric Illuminating Co. 5.65% 12/15/13	33	35
Duke Capital LLC 5.668% 8/15/14	16	17
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)	266	300
6.4% 9/15/20 (f)	569	658
Edison International 3.75% 9/15/17	226	242
FirstEnergy Corp. 7.375% 11/15/31	449	592
FirstEnergy Solutions Corp.:
4.8% 2/15/15	92	98
6.05% 8/15/21	343	382
LG&E and KU Energy LLC:
2.125% 11/15/15	255	258
3.75% 11/15/20	49	51
Nevada Power Co.:
6.5% 5/15/18	165	206
6.5% 8/1/18	12	15
Pepco Holdings, Inc. 2.7% 10/1/15	240	247
Progress Energy, Inc. 6% 12/1/39	260	328
Sierra Pacific Power Co. 5.45% 9/1/13	12	13
		3,858
Gas Utilities - 0.0%
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	122	131
Independent Power Producers & Energy Traders - 0.1%
PPL Energy Supply LLC 6.5% 5/1/18	310	367
PSEG Power LLC 2.75% 9/15/16	90	94
		461
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.3%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	$ 136	$ 186
Dominion Resources, Inc.:
2.7606% 9/30/66 (k)	313	285
7.5% 6/30/66 (k)	26	28
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	19	19
National Grid PLC 6.3% 8/1/16	183	211
NiSource Finance Corp.:
4.45% 12/1/21	155	168
5.25% 2/15/43	250	277
5.4% 7/15/14	11	12
5.45% 9/15/20	148	169
5.8% 2/1/42	199	237
5.95% 6/15/41	396	475
6.4% 3/15/18	11	13
6.8% 1/15/19	677	812
Sempra Energy 2.3% 4/1/17	376	393
Wisconsin Energy Corp. 6.25% 5/15/67 (k)	21	22
		3,307
TOTAL UTILITIES		7,757
TOTAL NONCONVERTIBLE BONDS (Cost $74,578)		84,344
U.S. Government and Government Agency Obligations - 8.8%

U.S. Treasury Inflation Protected Obligations - 0.7%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40	2,601	3,828
2.125% 2/15/41	1,598	2,368
2.5% 1/15/29	1,069	1,520
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		7,716
U.S. Treasury Obligations - 8.1%
U.S. Treasury Bills, yield at date of purchase 0.09% to 0.1% 10/11/12 to 11/23/12 (h)	570	570
U.S. Treasury Bonds:
2.75% 8/15/42	1,757	1,785
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
3% 5/15/42	$ 10,534	$ 11,275
4.375% 5/15/41	1,833	2,498
U.S. Treasury Notes:
0.25% 9/15/14	149	149
0.25% 8/15/15	379	379
0.375% 3/15/15	3,200	3,209
0.5% 7/31/17	5,390	5,369
0.875% 11/30/16	1,361	1,384
0.875% 4/30/17	9	9
0.875% 7/31/19	11,347	11,263
1.375% 11/30/15	271	280
1.75% 5/31/16	7,380	7,750
1.75% 5/15/22	7,295	7,448
2% 2/15/22	12,771	13,366
2.375% 8/31/14	15,000	15,636
2.375% 2/28/15	10,643	11,201
TOTAL U.S. TREASURY OBLIGATIONS		93,571
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $97,126)		101,287
U.S. Government Agency - Mortgage Securities - 4.3%

Fannie Mae - 2.9%
2.558% 6/1/36 (k)	9	10
2.777% 7/1/37 (k)	28	31
3% 4/1/27 to 8/1/42	3,251	3,399
3% 9/1/27 (g)	800	844
3% 9/1/42 (g)	200	208
3% 9/1/42 (g)	800	830
3% 9/1/42 (g)	800	830
3% 10/1/42 (g)	6,000	6,203
3.5% 10/1/40 to 7/1/42	2,017	2,150
3.5% 9/1/42 (g)	300	318
3.5% 9/1/42 (g)	700	742
3.5% 9/1/42 (g)	300	318
4% 5/1/26 to 7/1/42	2,488	2,710
4% 9/1/42 (g)	1,000	1,072
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4% 9/1/42 (g)	$ 2,100	$ 2,252
4.5% 11/1/18 to 7/1/41	2,113	2,287
4.5% 9/1/42 (g)	1,800	1,948
5% 12/1/35	903	996
5.5% 6/1/33 to 8/1/37	2,461	2,718
6% 11/1/35 to 4/1/40	2,765	3,061
TOTAL FANNIE MAE		32,927
Freddie Mac - 0.6%
3.454% 10/1/35 (k)	26	28
4% 10/1/41	913	1,003
4.5% 5/1/39 to 10/1/41	2,152	2,331
4.5% 9/1/42 (g)	200	215
5% 11/1/35 to 11/1/40	2,182	2,381
5.5% 10/1/38	1,175	1,280
TOTAL FREDDIE MAC		7,238
Ginnie Mae - 0.8%
3% 10/1/42 (g)	800	838
3.5% 2/15/42 to 7/15/42	1,588	1,721
4% 1/20/41 to 11/15/41	3,741	4,124
4.5% 5/20/40 to 9/20/40	1,614	1,788
5% 12/15/39 to 8/15/40	803	902
TOTAL GINNIE MAE		9,373
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $48,897)		49,538
Asset-Backed Securities - 0.5%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7055% 4/25/35 (k)	45	34
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 Class M2, 0.6855% 4/25/35 (k)	4	3
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (k)	23	0*
Ally Auto Receivables Trust:
Series 2009-A Class A4, 3% 10/15/15 (f)	153	154
Series 2010-5 Class A4, 1.75% 3/15/16	140	143
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ally Auto Receivables Trust: - continued
Series 2011-1 Class A4, 2.23% 3/15/16	$ 630	$ 647
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (f)	320	323
Series 2011-1 Class A2, 2.15% 1/15/16	310	316
Series 2011-3 Class A2, 1.81% 5/15/16	280	284
Series 2012-3 Class A2, 1.21% 6/15/17	370	371
AmeriCredit Automobile Receivables Trust Series 2011-1 Class A3, 1.39% 9/8/15	260	261
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9355% 12/25/33 (k)	4	3
Series 2004-R2 Class M3, 0.7855% 4/25/34 (k)	5	2
Series 2005-R2 Class M1, 0.6855% 4/25/35 (k)	93	84
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0262% 3/25/34 (k)	2	2
Series 2004-W11 Class M2, 0.9355% 11/25/34 (k)	25	18
Series 2004-W7 Class M1, 0.7855% 5/25/34 (k)	27	19
Series 2006-W4 Class A2C, 0.3955% 5/25/36 (k)	59	18
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.0605% 4/25/34 (k)	106	87
Axon Financial Funding Ltd. Series 2007-1 Class A1, 0.9743% 4/4/17 (d)(f)(k)	229	0
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (f)	132	133
Capital Trust Ltd. Series 2004-1:
Class A2, 0.687% 7/20/39 (f)(k)	6	5
Class B, 0.987% 7/20/39 (f)(k)	12	5
Class C, 1.337% 7/20/39 (f)(k)	15	0*
Carmax Auto Owner Trust Series 2011-1 Class A3, 1.29% 9/15/15	279	281
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3755% 12/25/36 (k)	82	32
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	189	189
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	1,000	1,006
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)	15	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.2055% 4/25/34 (k)	7	3
Series 2004-4 Class M2, 1.0305% 6/25/34 (k)	27	15
Fannie Mae Series 2004-T5 Class AB3, 1.1466% 5/28/35 (k)	2	1
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4105% 8/25/34 (k)	$ 13	$ 8
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0605% 3/25/34 (k)	1	0*
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.91% 7/15/13 (f)	13	13
Ford Credit Auto Owner Trust:
Series 2009-D:
Class A3, 2.17% 10/15/13	6	6
Class A4, 2.98% 8/15/14	200	202
Series 2010-B Class A3, 0.98% 10/15/14	149	149
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15	340	344
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9705% 1/25/35 (k)	43	13
Class M4, 1.2555% 1/25/35 (k)	16	2
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8069% 2/25/47 (f)(k)	106	44
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (f)	36	34
GE Business Loan Trust:
Series 2003-1 Class A, 0.6695% 4/15/31 (f)(k)	9	8
Series 2006-2A:
Class A, 0.4195% 11/15/34 (f)(k)	37	32
Class B, 0.5195% 11/15/34 (f)(k)	13	9
Class C, 0.6195% 11/15/34 (f)(k)	23	13
Class D, 0.9895% 11/15/34 (f)(k)	9	3
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7855% 9/25/46 (f)(k)	63	61
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.5255% 8/25/33 (k)	31	26
Series 2003-5 Class A2, 0.9355% 12/25/33 (k)	1	1
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4255% 1/25/37 (k)	56	19
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3655% 11/25/36 (k)	56	52
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.7906% 12/27/29 (k)	23	21
Series 2006-A Class 2C, 1.6106% 3/27/42 (k)	43	2
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (f)	1	1
Class C, 5.691% 10/20/28 (f)	0*	0*
Class D, 6.01% 10/20/28 (f)	3	3
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5355% 5/25/37 (k)	36	0*
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2105% 7/25/34 (k)	$ 3	$ 2
Series 2006-FM1 Class A2B, 0.3455% 4/25/37 (k)	54	49
Series 2006-OPT1 Class A1A, 0.4955% 6/25/35 (k)	63	51
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5755% 8/25/34 (k)	3	2
Series 2005-NC1 Class M1, 0.6755% 1/25/35 (k)	18	11
Series 2005-NC2 Class B1, 1.4055% 3/25/35 (k)	19	2
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (m)	94	1
Series 2006-4 Class D, 1.3355% 5/25/32 (k)	32	0
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7455% 9/25/35 (k)	65	42
Nissan Auto Receivables Owner Trust Series 2010-A Class A4, 1.31% 9/15/16	200	202
Ocala Funding LLC:
Series 2005-1A Class A, 1.737% 3/20/10 (d)(f)(k)	25	0
Series 2006-1A Class A, 1.637% 3/20/11 (d)(f)(k)	53	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4855% 9/25/34 (k)	24	10
Class M4, 1.6855% 9/25/34 (k)	31	7
Series 2005-WCH1 Class M4, 1.0655% 1/25/36 (k)	67	38
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0355% 4/25/33 (k)	0*	0*
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0305% 3/25/35 (k)	57	41
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3968% 3/20/19 (FGIC Insured) (f)(k)	15	15
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4179% 6/15/33 (k)	57	35
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9605% 9/25/34 (k)	3	1
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0955% 9/25/34 (k)	1	1
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.0196% 4/6/42 (f)(k)	60	1
Volkswagen Auto Lease Trust Series 2010-A Class A3, 0.99% 11/20/13	174	174
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)	40	0
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (f)	$ 0*	$ 0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2511% 10/25/44 (f)(k)	81	53
TOTAL ASSET-BACKED SECURITIES (Cost $6,006)		6,243
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7955% 1/25/35 (k)	80	69
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (k)	84	35
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7385% 7/16/34 (f)(k)	0*	0*
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.623% 10/25/34 (k)	45	43
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.437% 12/20/54 (f)(k)	271	205
Series 2006-2 Class C1, 1.177% 12/20/54 (k)	242	183
Series 2006-3 Class C2, 0.737% 12/20/54 (k)	50	38
Series 2006-4:
Class B1, 0.417% 12/20/54 (k)	169	154
Class C1, 0.997% 12/20/54 (k)	103	78
Class M1, 0.577% 12/20/54 (k)	44	38
Series 2007-1:
Class 1C1, 0.837% 12/20/54 (k)	84	63
Class 1M1, 0.537% 12/20/54 (k)	54	47
Class 2C1, 1.197% 12/20/54 (k)	38	29
Class 2M1, 0.737% 12/20/54 (k)	70	61
Series 2007-2 Class 2C1, 1.098% 12/17/54 (k)	97	73
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.9051% 1/20/44 (k)	19	15
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (k)	87	92
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.6881% 8/25/36 (k)	75	58
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	34	39
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4455% 5/25/47 (k)	35	22
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4055% 2/25/37 (k)	$ 51	$ 40
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5255% 7/25/35 (k)	84	69
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5903% 7/10/35 (f)(k)	24	19
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6855% 6/25/33 (f)(k)	5	5
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.6169% 7/20/34 (k)	2	1
Structured Asset Securities Corp. Series 2003-15A Class 4A, 5.3743% 4/25/33 (k)	16	15
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4355% 9/25/36 (k)	145	125
TOTAL PRIVATE SPONSOR		1,616
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class Series 2002-9 Class PC, 6% 3/25/17	14	15
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $646)		1,631
Commercial Mortgage Securities - 1.8%

Asset Securitization Corp. Series 1997-D5:
Class A6, 7.1354% 2/14/43 (k)	9	9
Class PS1, 1.2297% 2/14/43 (k)(m)	43	1
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7087% 5/10/45 (k)	62	66
Series 2006-5:
Class A2, 5.317% 9/10/47	218	219
Class A3, 5.39% 9/10/47	105	111
Series 2006-6 Class A3, 5.369% 10/10/45	150	164
Series 2007-4 Class A3, 5.7921% 2/10/51 (k)	74	77
Series 2006-6 Class E, 5.619% 10/10/45 (f)	43	4
Series 2007-3:
Class A3, 5.6612% 6/10/49 (k)	125	127
Class A4, 5.6612% 6/10/49 (k)	156	178
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	$ 164	$ 188
Series 2004-2 Class A4, 4.153% 11/10/38	80	82
Series 2005-1 Class A3, 4.877% 11/10/42	27	27
Series 2001-3 Class H, 6.562% 4/11/37 (f)	42	42
Series 2005-3 Class A3B, 5.09% 7/10/43 (k)	233	245
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5495% 3/15/22 (f)(k)	32	32
Class D, 0.5995% 3/15/22 (f)(k)	33	33
Class E, 0.6395% 3/15/22 (f)(k)	27	26
Class F, 0.7095% 3/15/22 (f)(k)	28	27
Class G, 0.7695% 3/15/22 (f)(k)	18	17
Series 2006-BIX1:
Class D, 0.4495% 10/15/19 (f)(k)	7	6
Class E, 0.4795% 10/15/19 (f)(k)	55	52
Class F, 0.5495% 10/15/19 (f)(k)	128	120
Class G, 0.5695% 10/15/19 (f)(k)	49	45
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0855% 12/25/33 (f)(k)	3	2
Series 2004-1:
Class B, 2.1355% 4/25/34 (f)(k)	4	2
Class M1, 0.7955% 4/25/34 (f)(k)	3	2
Class M2, 1.4355% 4/25/34 (f)(k)	3	2
Series 2005-2A:
Class A1, 0.5455% 8/25/35 (f)(k)	58	42
Class M1, 0.6655% 8/25/35 (f)(k)	3	2
Class M2, 0.7155% 8/25/35 (f)(k)	6	3
Class M3, 0.7355% 8/25/35 (f)(k)	3	2
Series 2005-3A:
Class A2, 0.6355% 11/25/35 (f)(k)	20	16
Class M1, 0.6755% 11/25/35 (f)(k)	3	2
Class M2, 0.7255% 11/25/35 (f)(k)	4	2
Class M3, 0.7455% 11/25/35 (f)(k)	3	2
Class M4, 0.8355% 11/25/35 (f)(k)	4	2
Series 2005-4A:
Class A2, 0.6255% 1/25/36 (f)(k)	57	41
Class B1, 1.6355% 1/25/36 (f)(k)	5	1
Class M1, 0.6855% 1/25/36 (f)(k)	19	11
Class M2, 0.7055% 1/25/36 (f)(k)	6	3
Class M3, 0.7355% 1/25/36 (f)(k)	8	4
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A: - continued
Class M4, 0.8455% 1/25/36 (f)(k)	$ 4	$ 2
Class M5, 0.8855% 1/25/36 (f)(k)	4	1
Class M6, 0.9355% 1/25/36 (f)(k)	5	1
Series 2006-1:
Class A2, 0.5955% 4/25/36 (f)(k)	9	7
Class M1, 0.6155% 4/25/36 (f)(k)	3	2
Class M2, 0.6355% 4/25/36 (f)(k)	3	2
Class M3, 0.6555% 4/25/36 (f)(k)	3	1
Class M4, 0.7555% 4/25/36 (f)(k)	2	1
Class M5, 0.7955% 4/25/36 (f)(k)	2	1
Class M6, 0.8755% 4/25/36 (f)(k)	3	1
Series 2006-2A:
Class A1, 0.4655% 7/25/36 (f)(k)	149	105
Class A2, 0.5155% 7/25/36 (f)(k)	8	6
Class B1, 1.1055% 7/25/36 (f)(k)	3	0*
Class B3, 2.9355% 7/25/36 (f)(k)	3	0*
Class M1, 0.5455% 7/25/36 (f)(k)	8	3
Class M2, 0.5655% 7/25/36 (f)(k)	6	2
Class M3, 0.5855% 7/25/36 (f)(k)	5	1
Class M4, 0.6555% 7/25/36 (f)(k)	3	1
Class M5, 0.7055% 7/25/36 (f)(k)	4	1
Class M6, 0.7755% 7/25/36 (f)(k)	6	1
Series 2006-3A:
Class B1, 1.0355% 10/25/36 (f)(k)	0*	0
Class M4, 0.6655% 10/25/36 (f)(k)	6	1
Class M5, 0.7155% 10/25/36 (f)(k)	8	1
Class M6, 0.7955% 10/25/36 (f)(k)	15	0*
Series 2006-4A:
Class A1, 0.4655% 12/25/36 (f)(k)	28	19
Class A2, 0.5055% 12/25/36 (f)(k)	141	66
Class B1, 0.9355% 12/25/36 (f)(k)	3	0*
Class M1, 0.5255% 12/25/36 (f)(k)	9	2
Class M2, 0.5455% 12/25/36 (f)(k)	6	1
Class M3, 0.5755% 12/25/36 (f)(k)	6	1
Class M4, 0.6355% 12/25/36 (f)(k)	7	1
Class M5, 0.6755% 12/25/36 (f)(k)	6	1
Class M6, 0.7555% 12/25/36 (f)(k)	6	0*
Series 2007-1 Class A2, 0.5055% 3/25/37 (f)(k)	31	16
Series 2007-2A:
Class A1, 0.5055% 7/25/37 (f)(k)	29	16
Class A2, 0.5555% 7/25/37 (f)(k)	27	9
Class B1, 1.8355% 7/25/37 (f)(k)	4	0*
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A: - continued
Class M1, 0.6055% 7/25/37 (f)(k)	$ 10	$ 3
Class M2, 0.6455% 7/25/37 (f)(k)	5	1
Class M3, 0.7255% 7/25/37 (f)(k)	5	0*
Class M4, 0.8855% 7/25/37 (f)(k)	10	1
Class M5, 0.9855% 7/25/37 (f)(k)	10	1
Class M6, 1.2355% 7/25/37 (f)(k)	12	1
Series 2007-3:
Class A2, 0.5255% 7/25/37 (f)(k)	34	17
Class B1, 1.1855% 7/25/37 (f)(k)	7	0*
Class B2, 1.8355% 7/25/37 (f)(k)	16	1
Class M1, 0.5455% 7/25/37 (f)(k)	6	1
Class M2, 0.5755% 7/25/37 (f)(k)	6	1
Class M3, 0.6055% 7/25/37 (f)(k)	10	1
Class M4, 0.7355% 7/25/37 (f)(k)	16	2
Class M5, 0.8355% 7/25/37 (f)(k)	8	1
Class M6, 1.0355% 7/25/37 (f)(k)	6	1
Series 2007-4A:
Class M1, 1.1855% 9/25/37 (f)(k)	11	1
Class M2, 1.2855% 9/25/37 (f)(k)	11	1
Class M4, 1.8355% 9/25/37 (f)(k)	28	1
Class M5, 1.9855% 9/25/37 (f)(k)	28	1
Class M6, 2.1855% 9/25/37 (f)(k)	18	0*
Series 2004-1, Class IO, 1.25% 4/25/34 (f)(m)	129	5
Series 2007-5A, Class IO, 4.1484% 10/25/37 (f)(k)(m)	329	29
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8895% 3/15/19 (f)(k)	18	17
Class J, 1.0895% 3/15/19 (f)(k)	18	17
Series 2007-BBA8:
Class D, 0.4895% 3/15/22 (f)(k)	25	22
Class E, 0.5395% 3/15/22 (f)(k)	128	113
Class F, 0.5895% 3/15/22 (f)(k)	78	67
Class G, 0.6395% 3/15/22 (f)(k)	20	17
Class H, 0.7895% 3/15/22 (f)(k)	25	20
Class J, 0.9395% 3/15/22 (f)(k)	25	20
sequential payer:
Series 2004-PWR3 Class A3, 4.487% 2/11/41	17	17
Series 2007-PW16 Class A4, 5.7154% 6/11/40 (k)	44	52
Series 2006-PW13 Class A3, 5.518% 9/11/41	265	277
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2006-PW14 Class X2, 0.6677% 12/11/38 (f)(k)(m)	$ 790	$ 6
Series 2006-T22 Class A4, 5.5391% 4/12/38 (k)	9	10
Series 2007-PW18 Class X2, 0.3156% 6/11/50 (f)(k)(m)	5,279	49
Series 2007-T28 Class X2, 0.1576% 9/11/42 (f)(k)(m)	2,840	15
C-BASS Trust floater Series 2006-SC1 Class A, 0.5055% 5/25/36 (f)(k)	32	28
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)	88	91
Class XCL, 1.331% 5/15/35 (f)(k)(m)	301	6
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5693% 8/15/21 (f)(k)	4	4
Class H, 0.6093% 8/15/21 (f)(k)	16	15
Series 2008-C7 Class A2B, 6.0731% 12/10/49 (k)	48	49
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	430	485
Series 2007-CD4 Class A3, 5.293% 12/11/49	73	77
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8108% 5/15/46 (k)	75	81
Series 2006-C1 Class B, 5.359% 8/15/48	225	33
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0895% 4/15/17 (f)(k)	6	5
Series 2005-FL11:
Class C, 0.5395% 11/15/17 (f)(k)	46	44
Class D, 0.5795% 11/15/17 (f)(k)	2	2
Class E, 0.6295% 11/15/17 (f)(k)	9	8
Class F, 0.6895% 11/15/17 (f)(k)	7	6
Class G, 0.7395% 11/15/17 (f)(k)	5	4
Series 2006-FL12 Class AJ, 0.3695% 12/15/20 (f)(k)	107	98
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	214	218
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (f)	95	95
Class AJFX, 5.478% 2/5/19 (f)	200	200
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2:
Class A2, 5.448% 1/15/49 (k)	$ 156	$ 157
Class A3, 5.542% 1/15/49 (k)	150	167
Series 2007-C3 Class A4, 5.6792% 6/15/39 (k)	425	469
Series 2006-C4 Class AAB, 5.439% 9/15/39	219	222
Series 2007-C5 Class A4, 5.695% 9/15/40 (k)	68	76
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5895% 4/15/22 (f)(k)	268	212
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	34	36
Series 2001-CK6 Class AX, 0.9973% 8/15/36 (k)(m)	20	0*
Series 2001-CKN5 Class AX, 1.7514% 9/15/34 (f)(k)(m)	68	0*
Series 2006-C1 Class A3, 5.4157% 2/15/39 (k)	268	274
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3895% 2/15/22 (f)(k)	28	26
Class C:
0.4095% 2/15/22 (f)(k)	84	78
0.5095% 2/15/22 (f)(k)	30	27
Class F, 0.5595% 2/15/22 (f)(k)	60	54
sequential payer Series 2007-C1 Class A2, 5.268% 2/15/40	429	429
Series 2007-C1:
Class ASP, 0.3813% 2/15/40 (k)(m)	1,088	6
Class B, 5.487% 2/15/40 (f)(k)	115	15
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (f)	7	7
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	443	496
Series 2001-1 Class X1, 1.4912% 5/15/33 (f)(k)(m)	49	1
Series 2007-C1 Class XP, 0.1588% 12/10/49 (k)(m)	565	2
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4343% 11/5/21 (f)(k)	28	27
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	131	135
Series 2007-GG9 Class A4, 5.444% 3/10/39	218	247
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.: - continued
Series 2006-GG7 Class A3, 5.8738% 7/10/38 (k)	$ 31	$ 31
Series 2007-GG11 Class A1, 0.2519% 12/10/49 (f)(k)(m)	1,427	7
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6158% 6/6/20 (f)(k)	17	17
Class F, 0.6858% 6/6/20 (f)(k)	38	37
Series 2007-EOP:
Class C, 2.0056% 3/6/20 (f)(k)	44	44
Class D, 2.2018% 3/6/20 (f)(k)	117	116
Class F, 2.6334% 3/6/20 (f)(k)	4	4
Class G, 2.7903% 3/6/20 (f)(k)	2	2
Series 2006-GG6 Class A2, 5.506% 4/10/38	181	181
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	23	23
Series 2007-GG10 Class A2, 5.778% 8/10/45	17	17
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4095% 11/15/18 (f)(k)	37	36
Class C, 0.4495% 11/15/18 (f)(k)	26	26
Class D, 0.4695% 11/15/18 (f)(k)	8	7
Class E, 0.5195% 11/15/18 (f)(k)	11	10
Class F, 0.5695% 11/15/18 (f)(k)	17	15
Class G, 0.5995% 11/15/18 (f)(k)	15	12
Class H, 0.7395% 11/15/18 (f)(k)	11	9
sequential payer:
Series 2006-CB14 Class A3B, 5.4914% 12/12/44 (k)	184	188
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (k)	24	25
Class A3, 5.336% 5/15/47	31	35
Series 2007-CB19 Class A4, 5.7337% 2/12/49 (k)	263	305
Series 2007-LD11 Class A2, 5.7998% 6/15/49 (k)	165	170
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	113	114
Class A3, 5.42% 1/15/49	414	472
Series 2005-LDP3 Class A3, 4.959% 8/15/42	84	85
Series 2006-CB17 Class A3, 5.45% 12/12/43	19	19
Series 2007-CB19:
Class B, 5.7337% 2/12/49 (k)	6	2
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-CB19: - continued
Class C, 5.7337% 2/12/49 (k)	$ 17	$ 4
Class D, 5.7337% 2/12/49 (k)	18	4
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (k)	6	0*
Class ES, 5.5652% 1/15/49 (f)(k)	39	2
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8846% 7/15/44 (k)	58	68
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	10	10
Series 2006-C6 Class A2, 5.262% 9/15/39 (k)	4	4
Series 2006-C7:
Class A2, 5.3% 11/15/38	44	45
Class A3, 5.347% 11/15/38	56	64
Series 2007-C1 Class A4, 5.424% 2/15/40	210	241
Series 2007-C2 Class A3, 5.43% 2/15/40	146	166
Series 2006-C6 Class XCP, 0.6747% 9/15/39 (k)(m)	320	2
Series 2007-C1 Class XCP, 0.4243% 2/15/40 (k)(m)	119	1
Series 2007-C6 Class A4, 5.858% 7/15/40 (k)	94	110
Series 2007-C7:
Class A3, 5.866% 9/15/45	75	89
Class XCP, 0.2615% 9/15/45 (k)(m)	4,816	32
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4695% 9/15/21 (f)(k)	24	23
Class E, 0.5295% 9/15/21 (f)(k)	86	80
Class F, 0.5795% 9/15/21 (f)(k)	52	47
Class G, 0.5995% 9/15/21 (f)(k)	102	89
Class H, 0.6395% 9/15/21 (f)(k)	26	22
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.3733% 1/12/44 (f)(k)	65	43
Series 2006-C1 Class A2, 5.6141% 5/12/39 (k)	67	68
Series 2007-C1 Class A4, 5.8461% 6/12/50 (k)	284	320
Series 2008-C1 Class A4, 5.69% 2/12/51	160	188
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3688% 12/12/49 (k)	8	8
sequential payer:
Series 2006-1 Class A3, 5.4796% 2/12/39 (k)	80	80
Series 2006-4 Class ASB, 5.133% 12/12/49 (k)	54	57
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-5:
Class A3, 5.364% 8/12/48	$ 499	$ 506
Class A4, 5.378% 8/12/48	3	3
Class B, 5.479% 8/12/48	225	55
Series 2007-6 Class A4, 5.485% 3/12/51 (k)	550	612
Series 2007-7 Class A4, 5.7386% 6/12/50 (k)	263	288
Series 2006-3 Class ASB, 5.382% 7/12/46 (k)	258	266
Series 2006-4 Class XP, 0.617% 12/12/49 (k)(m)	862	12
Series 2007-6 Class B, 5.635% 3/12/51 (k)	75	19
Series 2007-7 Class B, 5.7386% 6/12/50 (k)	7	0*
Series 2007-8 Class A3, 5.9634% 8/12/49 (k)	65	74
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.44% 7/15/19 (f)(k)	16	10
Series 2007-XLFA:
Class C, 0.4% 10/15/20 (f)(k)	43	39
Class D, 0.43% 10/15/20 (f)(k)	30	27
Class E, 0.49% 10/15/20 (f)(k)	38	32
Class F, 0.54% 10/15/20 (f)(k)	23	19
Class G, 0.58% 10/15/20 (f)(k)	28	22
Class H, 0.67% 10/15/20 (f)(k)	18	11
Class J, 0.82% 10/15/20 (f)(k)	10	4
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	71	72
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (k)	38	40
Series 2006-IQ11:
Class A3, 5.6877% 10/15/42 (k)	23	23
Class A4, 5.7237% 10/15/42 (k)	23	26
Series 2006-T23 Class A3, 5.809% 8/12/41 (k)	38	39
Series 2007-HQ12 Class A2, 5.5967% 4/12/49 (k)	451	466
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (k)	113	128
Class B, 5.7187% 4/15/49 (k)	18	5
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)	574	700
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.518% 9/15/21 (f)(k)	78	67
Class F, 0.578% 9/15/21 (f)(k)	85	70
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2006-WL7A: - continued
Class G, 0.598% 9/15/21 (f)(k)	$ 80	$ 63
Class J, 0.838% 9/15/21 (f)(k)	18	12
Series 2007-WHL8:
Class F, 0.7195% 6/15/20 (f)(k)	168	124
Class LXR1, 0.9395% 6/15/20 (f)(k)	9	8
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (f)	41	41
Series 2003-C8 Class A3, 4.445% 11/15/35	260	263
Series 2006-C29 Class A3, 5.313% 11/15/48	199	208
Series 2007-C30:
Class A3, 5.246% 12/15/43	24	24
Class A4, 5.305% 12/15/43	377	405
Class A5, 5.342% 12/15/43	575	636
Series 2007-C31 Class A4, 5.509% 4/15/47	432	490
Series 2007-C32 Class A3, 5.7418% 6/15/49 (k)	127	144
Series 2003-C6 Class G, 5.125% 8/15/35 (f)(k)	36	36
Series 2005-C19 Class B, 4.892% 5/15/44	75	69
Series 2005-C22:
Class B, 5.3564% 12/15/44 (k)	166	115
Class F, 5.3564% 12/15/44 (f)(k)	125	24
Series 2006-C23 Class A5, 5.416% 1/15/45 (k)	350	394
Series 2007-C30:
Class C, 5.483% 12/15/43 (k)	225	63
Class D, 5.513% 12/15/43 (k)	120	24
Class XP, 0.4723% 12/15/43 (f)(k)(m)	649	5
Series 2007-C31 Class C, 5.6821% 4/15/47 (k)	21	5
Series 2007-C31A Class A2, 5.421% 4/15/47	1,384	1,436
Series 2007-C32:
Class D, 5.7418% 6/15/49 (k)	56	15
Class E, 5.7418% 6/15/49 (k)	89	21
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.9003% 2/15/51 (k)	50	58
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $15,942)		20,007
Municipal Securities - 0.3%
	Principal Amount (000s)	Value (000s)
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (k)	$ 100	$ 104
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	55	71
7.3% 10/1/39	60	77
7.5% 4/1/34	465	606
7.55% 4/1/39	310	415
7.6% 11/1/40	325	440
7.625% 3/1/40	130	175
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	260	276
Series 2010-3:
6.725% 4/1/35	110	124
7.35% 7/1/35	90	107
Series 2011, 5.877% 3/1/19	115	129
5.1% 6/1/33	295	285
TOTAL MUNICIPAL SECURITIES (Cost $2,663)		2,809
Fixed-Income Funds - 11.7%
	Shares
Fidelity High Income Central Fund 2 (l)	259,890	29,607
Fidelity Mortgage Backed Securities Central Fund (l)	952,144	104,612
TOTAL FIXED-INCOME FUNDS (Cost $124,584)		134,219
Money Market Funds - 3.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (b)	33,002,598	$ 33,003
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	857,435	857
TOTAL MONEY MARKET FUNDS (Cost $33,860)		33,860
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,034,837)		1,153,955
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(7,473)
NET ASSETS - 100%		$ 1,146,482
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 9/1/42	$ (800)	(830)
3% 9/1/42	(200)	(208)
3% 9/1/42	(800)	(830)
3.5% 9/1/42	(1,700)	(1,802)
3.5% 9/1/42	(300)	(318)
4.5% 9/1/42	(1,000)	(1,082)
TOTAL FANNIE MAE		(5,070)
Ginnie Mae
3.5% 9/1/42	(700)	(758)
3.5% 9/1/42	(300)	(325)
TOTAL GINNIE MAE		(1,083)
TOTAL TBA SALE COMMITMENTS (Proceeds $6,122)		$ (6,153)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
146 CME E-mini S&P 500 Index Contracts	Sept. 2012
TOTAL EQUITY INDEX CONTRACTS		$ 10,257	$ 167
The face value of futures purchased as a percentage of net assets is 0.9%
Swap Agreements
	Notional Amount (000s) (j)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (i)

Dec. 2034	$ 73	$ (70)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,412,000 or 1.6% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $570,000.

(i) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference. The underlying reference may be a single-name issuer or a traded credit index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. For swaps on a traded credit index, ratings represent a weighted average of the ratings of all securities included in the index. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(j) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(n) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,110,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Halcon Resources Corp.	3/1/12	$ 360
Jumptap, Inc. Series G	6/29/12	$ 359
Legend Pictures LLC	9/23/10	$ 311
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 51
Fidelity High Income Central Fund 2	1,925
Fidelity Mortgage Backed Securities Central Fund	2,762
Fidelity Securities Lending Cash Central Fund	45
Total	$ 4,783
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 25,696	$ 1,925	$ -	$ 29,607	4.0%
Fidelity Mortgage Backed Securities Central Fund	96,249	10,766	3,986	104,612	0.7%
Total	$ 121,945	$ 12,691	$ 3,986	$ 134,219
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 73,318	$ 72,515	$ -	$ 803
Consumer Staples	79,804	76,815	2,989	-
Energy	80,722	80,722	-	-
Financials	108,380	106,917	957	506
Health Care	83,285	83,285	-	-
Industrials	74,925	74,925	-	-
Information Technology	153,607	153,607	-	-
Materials	23,889	23,889	-	-
Telecommunication Services	16,959	16,959	-	-
Utilities	25,128	25,128	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 84,344	$ -	$ 84,344	$ -
U.S. Government and Government Agency Obligations	101,287	-	101,287	-
U.S. Government Agency - Mortgage Securities	49,538	-	49,538	-
Asset-Backed Securities	6,243	-	5,930	313
Collateralized Mortgage Obligations	1,631	-	1,577	54
Commercial Mortgage Securities	20,007	-	18,654	1,353
Municipal Securities	2,809	-	2,809	-
Fixed-Income Funds	134,219	134,219	-	-
Money Market Funds	33,860	33,860	-	-
Total Investments in Securities:	$ 1,153,955	$ 882,841	$ 268,085	$ 3,029
Derivative Instruments:
Assets
Futures Contracts	$ 167	$ 167	$ -	$ -
Liabilities
Swap Agreements	$ (70)	$ -	$ -	$ (70)
Total Derivative Instruments:	$ 97	$ 167	$ -	$ (70)
Other Financial Instruments:
TBA Sale Commitments	$ (6,153)	$ -	$ (6,153)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swap Agreements (b)	$ -	$ (70)
Equity Risk
Futures Contracts (a)	167	-
Total Value of Derivatives	$ 167	$ (70)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	21.7%
AAA,AA,A	4.1%
BBB	5.7%
BB	0.9%
B	1.4%
CCC,CC,C	0.2%
D	0.0%*
Not Rated	0.0%*
Equities	62.9%
Short-Term Investments and Net Other Assets (Liabilities)	3.1%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

* Amount represents less than 0.1%.
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2012

Assets
Investment in securities, at value (including securities loaned of $816) - See accompanying schedule: Unaffiliated issuers (cost $876,393)	$ 985,876
Fidelity Central Funds (cost $158,444)	168,079
Total Investments (cost $1,034,837)		$ 1,153,955
Foreign currency held at value (cost $149)		149
Receivable for investments sold, regular delivery		12,271
Receivable for TBA sale commitments		6,122
Receivable for fund shares sold		731
Dividends receivable		1,608
Interest receivable		1,632
Distributions receivable from Fidelity Central Funds		8
Receivable for daily variation margin on futures contracts		58
Other receivables		51
Total assets		1,176,585

Liabilities
Payable to custodian bank	$ 269
Payable for investments purchased Regular delivery	3,821
Delayed delivery	16,602
TBA sale commitments, at value	6,153
Payable for fund shares redeemed	1,135
Swap agreements, at value	70
Accrued management fee	387
Distribution and service plan fees payable	436
Other affiliated payables	239
Other payables and accrued expenses	134
Collateral on securities loaned, at value	857
Total liabilities		30,103

Net Assets		$ 1,146,482
Net Assets consist of:
Paid in capital		$ 1,060,800
Undistributed net investment income		2,837
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(36,338)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		119,183
Net Assets		$ 1,146,482

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($248,759 ÷ 15,255 shares)	$ 16.31

Maximum offering price per share (100/94.25 of $16.31)	$ 17.31
Class T: Net Asset Value and redemption price per share ($737,126 ÷ 44,835 shares)	$ 16.44

Maximum offering price per share (100/96.50 of $16.44)	$ 17.04
Class B: Net Asset Value and offering price per share ($15,374 ÷ 943 shares)A	$ 16.30

Class C: Net Asset Value and offering price per share ($79,593 ÷ 4,902 shares)A	$ 16.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($65,630 ÷ 3,966 shares)	$ 16.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2012

Investment Income
Dividends		$ 12,428
Interest		9,883
Income from Fidelity Central Funds		4,783
Total income		27,094

Expenses
Management fee	$ 4,358
Transfer agent fees	2,327
Distribution and service plan fees	4,954
Accounting and security lending fees	446
Custodian fees and expenses	133
Independent trustees' compensation	7
Registration fees	91
Audit	111
Legal	7
Miscellaneous	12
Total expenses before reductions	12,446
Expense reductions	(52)	12,394
Net investment income (loss)		14,700
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	37,336
Fidelity Central Funds	286
Futures contracts	686
Swap agreements	(202)
Total net realized gain (loss)		38,106
Change in net unrealized appreciation (depreciation) on: Investment securities	62,858
Assets and liabilities in foreign currencies	(3)
Futures contracts	398
Swap agreements	199
Delayed delivery commitments	(128)
Total change in net unrealized appreciation (depreciation)		63,324
Net gain (loss)		101,430
Net increase (decrease) in net assets resulting from operations		$ 116,130

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2012	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,700	$ 13,967
Net realized gain (loss)	38,106	100,572
Change in net unrealized appreciation (depreciation)	63,324	8,536
Net increase (decrease) in net assets resulting from operations	116,130	123,075
Distributions to shareholders from net investment income	(14,297)	(13,611)
Distributions to shareholders from net realized gain	-	(697)
Total distributions	(14,297)	(14,308)
Share transactions - net increase (decrease)	27,655	(34,717)
Total increase (decrease) in net assets	129,488	74,050

Net Assets
Beginning of period	1,016,994	942,944
End of period (including undistributed net investment income of $2,837 and undistributed net investment income of $2,993, respectively)	$ 1,146,482	$ 1,016,994

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.83	$ 13.29	$ 12.61	$ 14.55	$ 17.37
Income from Investment Operations
Net investment income (loss) C	.24	.23	.24	.25	.29
Net realized and unrealized gain (loss)	1.48	1.55	.70	(1.93)	(1.42)
Total from investment operations	1.72	1.78	.94	(1.68)	(1.13)
Distributions from net investment income	(.24)	(.23)	(.24)	(.21)	(.36)
Distributions from net realized gain	-	(.01)	(.02)	(.05)	(1.33)
Total distributions	(.24)	(.24)	(.26) G	(.26)	(1.69)
Net asset value, end of period	$ 16.31	$ 14.83	$ 13.29	$ 12.61	$ 14.55
Total Return A,B	11.72%	13.34%	7.44%	(11.30)%	(7.52)%
Ratios to Average Net Assets D,F
Expenses before reductions	.98%	1.00%	1.00%	1.06%	.98%
Expenses net of fee waivers, if any	.98%	1.00%	1.00%	1.06%	.98%
Expenses net of all reductions	.98%	.99%	.99%	1.06%	.97%
Net investment income (loss)	1.56%	1.53%	1.76%	2.24%	1.82%
Supplemental Data
Net assets, end of period (in millions)	$ 249	$ 215	$ 203	$ 213	$ 270
Portfolio turnover rate E	124%	146% H	116%	215% H	103% H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.26 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.015 per share.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.95	$ 13.40	$ 12.70	$ 14.66	$ 17.49
Income from Investment Operations
Net investment income (loss) C	.21	.20	.21	.23	.25
Net realized and unrealized gain (loss)	1.49	1.56	.72	(1.95)	(1.44)
Total from investment operations	1.70	1.76	.93	(1.72)	(1.19)
Distributions from net investment income	(.21)	(.20)	(.21)	(.19)	(.31)
Distributions from net realized gain	-	(.01)	(.02)	(.05)	(1.33)
Total distributions	(.21)	(.21)	(.23) G	(.24)	(1.64)
Net asset value, end of period	$ 16.44	$ 14.95	$ 13.40	$ 12.70	$ 14.66
Total Return A,B	11.44%	13.09%	7.32%	(11.54)%	(7.77)%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.19%	1.20%	1.23%	1.29%	1.20%
Expenses net of fee waivers, if any	1.19%	1.20%	1.23%	1.29%	1.20%
Expenses net of all reductions	1.18%	1.19%	1.21%	1.29%	1.20%
Net investment income (loss)	1.36%	1.33%	1.54%	2.01%	1.59%
Supplemental Data
Net assets, end of period (in millions)	$ 737	$ 673	$ 619	$ 621	$ 778
Portfolio turnover rate E	124%	146% H	116%	215% H	103% H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.23 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.015 per share.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.81	$ 13.27	$ 12.58	$ 14.51	$ 17.32
Income from Investment Operations
Net investment income (loss) C	.12	.11	.13	.16	.16
Net realized and unrealized gain (loss)	1.47	1.54	.71	(1.92)	(1.43)
Total from investment operations	1.59	1.65	.84	(1.76)	(1.27)
Distributions from net investment income	(.10)	(.10)	(.13)	(.13)	(.21)
Distributions from net realized gain	-	(.01)	(.02)	(.04)	(1.33)
Total distributions	(.10)	(.11)	(.15) G	(.17)	(1.54)
Net asset value, end of period	$ 16.30	$ 14.81	$ 13.27	$ 12.58	$ 14.51
Total Return A,B	10.78%	12.42%	6.66%	(11.98)%	(8.31)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.78%	1.80%	1.82%	1.83%	1.79%
Expenses net of fee waivers, if any	1.78%	1.80%	1.82%	1.83%	1.79%
Expenses net of all reductions	1.78%	1.79%	1.81%	1.83%	1.78%
Net investment income (loss)	.76%	.73%	.94%	1.46%	1.00%
Supplemental Data
Net assets, end of period (in millions)	$ 15	$ 19	$ 24	$ 29	$ 45
Portfolio turnover rate E	124%	146% H	116%	215% H	103% H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.15 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.015 per share.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.77	$ 13.23	$ 12.55	$ 14.49	$ 17.30
Income from Investment Operations
Net investment income (loss) C	.13	.12	.13	.17	.16
Net realized and unrealized gain (loss)	1.46	1.55	.71	(1.93)	(1.41)
Total from investment operations	1.59	1.67	.84	(1.76)	(1.25)
Distributions from net investment income	(.12)	(.12)	(.15)	(.13)	(.23)
Distributions from net realized gain	-	(.01)	(.02)	(.05)	(1.33)
Total distributions	(.12)	(.13)	(.16) G	(.18)	(1.56)
Net asset value, end of period	$ 16.24	$ 14.77	$ 13.23	$ 12.55	$ 14.49
Total Return A,B	10.81%	12.59%	6.69%	(12.02)%	(8.22)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.73%	1.74%	1.76%	1.82%	1.74%
Expenses net of fee waivers, if any	1.73%	1.74%	1.76%	1.82%	1.74%
Expenses net of all reductions	1.72%	1.73%	1.75%	1.81%	1.74%
Net investment income (loss)	.81%	.79%	1.00%	1.48%	1.05%
Supplemental Data
Net assets, end of period (in millions)	$ 80	$ 69	$ 62	$ 61	$ 79
Portfolio turnover rate E	124%	146% H	116%	215% H	103% H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.16 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.015 per share.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.06	$ 13.49	$ 12.79	$ 14.76	$ 17.60
Income from Investment Operations
Net investment income (loss) B	.29	.28	.28	.28	.33
Net realized and unrealized gain (loss)	1.49	1.57	.72	(1.95)	(1.44)
Total from investment operations	1.78	1.85	1.00	(1.67)	(1.11)
Distributions from net investment income	(.29)	(.27)	(.28)	(.25)	(.40)
Distributions from net realized gain	-	(.01)	(.02)	(.05)	(1.33)
Total distributions	(.29)	(.28)	(.30) F	(.30)	(1.73)
Net asset value, end of period	$ 16.55	$ 15.06	$ 13.49	$ 12.79	$ 14.76
Total Return A	11.96%	13.69%	7.81%	(11.07)%	(7.29)%
Ratios to Average Net Assets C,E
Expenses before reductions	.70%	.71%	.73%	.79%	.71%
Expenses net of fee waivers, if any	.70%	.71%	.73%	.79%	.71%
Expenses net of all reductions	.70%	.70%	.72%	.78%	.70%
Net investment income (loss)	1.84%	1.82%	2.03%	2.51%	2.09%
Supplemental Data
Net assets, end of period (in millions)	$ 66	$ 42	$ 34	$ 24	$ 29
Portfolio turnover rate D	124%	146% G	116%	215% G	103% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.30 per share is comprised of distributions from net investment income of $.283 and distributions from net realized gain of $.015 per share.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When currentmarket prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of August 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 130,512
Gross unrealized depreciation	(21,572)
Net unrealized appreciation (depreciation) on securities and other investments	$ 108,940

Tax Cost	$ 1,045,015

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 2,089
Capital loss carryforward	$ (25,212)
Net unrealized appreciation (depreciation)	$ 108,837

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration

2018	$ (25,212)

The tax character of distributions paid was as follows:

	August 31, 2012	August 31, 2011
Ordinary Income	$ 14,297	$ 14,308

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Annual Report

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

creditworthiness of all potential counterparties. On certain OTC derivatives such as swap transactions, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Annual Report

5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (269)	$ 266
Equity Risk
Futures Contracts	686	398
Interest Rate Risk
Swap Agreements	67	(67)
Totals (a)	$ 484	$ 597

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Swap Agreements - continued

term of the swap. Any unamortized upfront premiums are included in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation and will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

Annual Report

5. Derivative Instruments - continued

Credit Default Swaps - continued

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $747,836 and $695,672, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .41% of the Fund's average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 567	$ 6
Class T	.25%	.25%	3,483	16
Class B	.75%	.25%	170	128
Class C	.75%	.25%	734	98
			$ 4,954	$ 248

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 101
Class T	31
Class B *	36
Class C *	7
$ 175

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 560.25
Class T	1,420.20
Class B	51.30
Class C	181.25
Institutional Class	115.22
	$ 2,327

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $23 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

9. Security Lending - continued

securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $45, including one hundred and sixty-nine dollars from securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $52 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2012	2011
From net investment income
Class A	$ 3,516	$ 3,331
Class T	9,160	8,883
Class B	110	152
Class C	559	543
Institutional Class	952	702
Total	$ 14,297	$ 13,611
From net realized gain
Class A	$ -	$ 150
Class T	-	459
Class B	-	17
Class C	-	47
Institutional Class	-	24
Total	$ -	$ 697

Annual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2012	2011	2012	2011
Class A
Shares sold	3,904	3,246	$ 60,588	$ 48,790
Reinvestment of distributions	218	219	3,329	3,283
Shares redeemed	(3,340)	(4,258)	(51,423)	(63,406)
Net increase (decrease)	782	(793)	$ 12,494	$ (11,333)
Class T
Shares sold	11,067	10,027	$ 172,863	$ 151,785
Reinvestment of distributions	569	586	8,748	8,859
Shares redeemed	(11,814)	(11,835)	(183,862)	(178,889)
Net increase (decrease)	(178)	(1,222)	$ (2,251)	$ (18,245)
Class B
Shares sold	87	81	$ 1,346	$ 1,198
Reinvestment of distributions	7	10	100	155
Shares redeemed	(407)	(649)	(6,287)	(9,688)
Net increase (decrease)	(313)	(558)	$ (4,841)	$ (8,335)
Class C
Shares sold	1,141	963	$ 17,545	$ 14,419
Reinvestment of distributions	33	35	505	526
Shares redeemed	(921)	(1,060)	(14,116)	(15,781)
Net increase (decrease)	253	(62)	$ 3,934	$ (836)
Institutional Class
Shares sold	2,144	1,080	$ 33,714	$ 16,651
Reinvestment of distributions	60	47	930	711
Shares redeemed	(1,029)	(877)	(16,325)	(13,330)
Net increase (decrease)	1,175	250	$ 18,319	$ 4,032

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Balanced Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Balanced Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of August 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Balanced Fund as of August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 18, 2012

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 228 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (55)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (64)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (58)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (68)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (67)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (61)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (68)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (73)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Univar Inc. (global distributor of commodity and specialty chemicals, Chairman from 2010-May 2012 and Lead Director from May 2012-present), Teradata Corporation (data warehousing and technology solutions, 2008-present), Maersk Inc. (industrial conglomerate), and Tyco International, Ltd. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012).

David M. Thomas (63)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (61)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for David A. Rosow and Garnett A. Smith may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (82)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (68)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

David A. Rosow (69)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida.

Garnett A. Smith (64)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith is a board member of the Jackson Hole Land Trust (2009-present).

Kenneth B. Robins (43)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (47)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as President of Fidelity Research & Analysis Company (2010-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investment Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (47)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (43)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (44)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (54)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 6.74% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $5,689,102 of distributions paid during the period January 1, 2012 to August 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates 14%, 45%, 68% and 72% of the dividends distributed in October 2011, December 2011, April 2012, and July 2012, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 17%, 53%, 100% and 100% of the dividends distributed in October 2011, December 2011, April 2012, and July 2012, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of Institutional Class (Class I) and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories in both equity and bond securities.

Annual Report

Fidelity Advisor Balanced Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the first quartile for the one-and three-year periods and the second quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the one-and five-year periods, although the three-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board noted that there was a portfolio management change for the fund in November 2011. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Advisor Balanced Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, and Institutional Class ranked below its competitive median for 2011 and the total expense ratio of Class T ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AIGI-UANN-1012
1.786674.109

Item 2. Code of Ethics

As of the end of the period, August 31, 2012, Fidelity Advisor Series I (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Advisor Balanced Fund (the "Fund"):

Services Billed by Deloitte Entities

August 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Balanced Fund	$77,000	$-	$6,600	$500

August 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Balanced Fund	$87,000	$-	$7,400	$300

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	August 31, 2012A	August 31, 2011A
Audit-Related Fees	$615,000	$645,000
Tax Fees	$-	$-
All Other Fees	$1,115,000	$730,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	August 31, 2012 A	August 31, 2011 A
Deloitte Entities	$1,820,000	$1,480,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 26, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 26, 2012